MERRILL LYNCH
                                                               SMALL CAP
                                                               INDEX FUND

                                                               Merrill Lynch
                                                               Index Funds, Inc.

                                                       STRATEGIC
                                                               Performance

                               [GRAPHIC OMITTED]


                                                               Annual Report
                                                               December 31, 1997

                       Merrill Lynch Small Cap Index Fund

Officers and
Directors

Terry K. Glenn, President and Director
Jack B. Sunderland, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Norman R. Harvey, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Jay C. Harbeck, Vice President
Gregory Mark Maunz, Vice President
Eric S. Mitofsky, Vice President and Portfolio Manager
Gerald M. Richard, Treasurer
Ira P. Shapiro, Secretary

Custodian

Merrill Lynch Trust Company
800 Scudders Mill Road
Plainsboro, NJ 08536

Transfer Agent

Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

Important Tax
Information

Of the ordinary income distribution paid by Merrill Lynch Small Cap Index Fund to shareholders of record on December 8, 1997, 23.69% qualifies for the dividends received deduction for corporations.

Additionally, the Fund paid a long-term capital gain distribution of $0.087535 to shareholders of record on December 8, 1997. Of this amount, 1.64% is subject to the 28% tax rate and 98.36% is subject to the 20% tax rate.

Please retain this information for your records.

                           Merrill Lynch Small Cap Index Fund, December 31, 1997

DEAR SHAREHOLDER

Fiscal Year in Review

Merrill Lynch Small Cap Index Fund commenced operations on April 9, 1997 and displayed rapid growth during the remainder of 1997, closing the fiscal year ended December 31, 1997 with net assets of $65.3 million. Since inception (April 9, 1997) through December 31, 1997, the Fund's Class A Shares had a total return of +27.04%, based on a change in per share net asset value from $10.00 to $12.28, and assuming reinvestment of $0.337 per share income dividends and $0.088 per share capital gains distributions. Since inception (April 9, 1997) through December 31, 1997, the Fund's Class D Shares had a total return of +26.87%, based on a change in per share net asset value from $10.00 to $12.28, and assuming reinvestment of $0.320 per share income dividends and $0.088 per share capital gains distributions. This compares to the total return of +27.43% for the unmanaged Russell 2000 Index. (For complete performance information, see pages 3 and 4 of this report to shareholders.) The investment objective of the Fund is to seek to replicate the return of the Russell 2000 Index. The Fund seeks to achieve its objective by investing all of its assets in Merrill Lynch Small Cap Index Series.

There are two principal investments made by the Series in its attempt to replicate the returns of the benchmark Russell 2000 Index. The primary investment of the Series is an underlying equity portfolio in which most of the Series' assets are placed. In addition, the Series maintains a long position in Russell 2000 futures contracts which are used as a mechanism to equitize daily cash inflows. The Series utilizes these futures as a way to maintain a pool of liquidity to meet potential redemption activity. In addition, futures are often a more efficient way to invest in the Russell 2000 Index since there are a large number of stocks in the benchmark, many of which are illiquid. The use of the underlying equity portfolio plus the futures contracts enables the Series to be as fully invested as possible. We invest in an "optimized" portfolio of equities, which as of year-end consisted of approximately 1,300 stocks statistically selected to provide returns which closely approximate those of the Russell 2000 Index. As of December 31, 1997, the Series' equity portfolio was valued at $83,317,890. In addition, the Series held a long position of 54 Russell 2000 March 1998 futures. The futures contracts represent an underlying investment in the Russell 2000 Index with a value of approximately $11.9 million. The cash is held by the Fund as a source of liquidity in the event of shareholder redemption activity.

The launching of Merrill Lynch Small Cap Index Fund nearly coincided with a strong rebound in small-cap stocks following the dismal first quarter of 1997. Between the Fund's inception on April 9, 1997 and the end of June, the Russell 2000 Index produced a total return of +14.77%. On June 30, 1997, the annual rebalancing of the Russell 2000 Index occurred. At this time, Frank Russell Company revises the set of constituents of both the Russell 1000 and Russell 2000 Indexes, based upon current market capitalization data. This annual event inevitably leads to a certain degree of turnover for funds indexed to any of the Russell Indexes, as stocks being removed from the benchmark index are sold and some of the newly added securities are purchased. For Merrill Lynch Small Cap Index Series, 93 stocks which had been in the equity portfolio were dropped from the Russell 2000 Index and were sold on June 30, generating proceeds of nearly $5.5 million. These proceeds were used to purchase a portfolio 500 newly added securities, thereby significantly reducing the expected "tracking error" of the equity portfolio compared with the revised Russell 2000 Index.

The Index's strong performance persisted into the third quarter of the fiscal year, as the unmanaged Russell 2000 Index posted a total return of +14.88% for the three-month period ended September 30, 1997. The Fund's rapid growth during the third quarter was achieved through a combination of the market's continued gains coupled with strong levels of cash inflows.

Financial turmoil in Asia resulted in a market correction in October, and much greater levels of volatility in equity markets around the world during the fourth quarter of 1997. The Russell 2000 Index posted a total return of -3.35% for the December quarter. With the Southeast Asian currency crisis affecting markets around the world in August and September, the Russell 2000 Index significantly outperformed the unmanaged Standard & Poor's 500 Index (S&P 500), which is dominated by large-capitalization issues. While the S&P 500 had a total return of -5.61% in August, the Russell 2000 Index was up 2.29% on a total return basis. In September, the Russell 2000 Index had a total return of +7.32%, while the S&P 500 had a total return of +5.47%. For the year ended December 31, 1997, the Russell 2000 Index had a total return of +22.36%, a solid performance year, but badly lagged the S&P 500's total return of +33.36%.

Powered by a strong stock market rally in December, the financial services sector was the greatest overall contributor to the gains posted by the Russell 2000 Index for the year. Also fueling the strong advance for the year was the consumer staples sector, while technology and healthcare stocks lagged the overall Index for the year.

In Conclusion

We appreciate your investment in Merrill Lynch Small Cap Index Fund, and we look forward to sharing our investment outlook with you in the months and years ahead.

Sincerely,



/s/ Terry K. Glenn

Terry K. Glenn
 President


/s/ Eric S. Mitofsky

Eric S. Mitofsky
Vice President and Portfolio Manager

February 17, 1998


PERFORMANCE DATA

About Fund
Performance

     Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers two pricing alternatives:

o Class A Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class D Shares do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class D Shares are subject to an ongoing account maintenance fee of 0.25%.

     None of the past results shown should be considered a representation of future performance. Figures shown in the "Aggregate Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent
Performance
Results

                                                                                    Since Inception+   3 Month
                                                     12/31/97   9/30/97   4/09/97+      % Change      % Change
--------------------------------------------------------------------------------------------------------------
ML Small Cap Index Fund Class A Shares                $12.28     $13.17    $10.00      +23.67%(1)        -6.09%(1)
--------------------------------------------------------------------------------------------------------------
ML Small Cap Index Fund Class D Shares                 12.28      13.16     10.00      +23.67(1)         -6.02(1)
--------------------------------------------------------------------------------------------------------------
ML Small Cap Index Fund Class A Shares--Total Return                                   +27.04(2)         -3.54(2)
--------------------------------------------------------------------------------------------------------------
ML Small Cap Index Fund Class D Shares--Total Return                                   +26.87(3)         -3.60(3)
--------------------------------------------------------------------------------------------------------------
Russell 2000 Index*--Total Return                                                      +27.43            -3.35
--------------------------------------------------------------------------------------------------------------

+    The Fund commenced operations on April 9, 1997.
* An unmanaged broad-based index comprised of smaller-capitalization common stocks. Total investment returns for unmanaged indexes are based on estimates.
(1) Percent change includes reinvestments of $0.088 per share capital gains distributions.
(2) Percent change includes reinvestments of $0.337 per share ordinary income dividends and $0.088 per share capital gains distributions.
(3) Percent change includes reinvestments of $0.320 per share ordinary income dividends and $0.088 per share capital gains distributions.


                                     2 & 3

                           Merrill Lynch Small Cap Index Fund, December 31, 1997

PERFORMANCE DATA (concluded)

Total Return
Based on a $10,000
Investment
================================================================================

Total Return Based on a $10,000 Investment--Class A & Class D Shares

A line graph depicting the growth of an investment in the Fund's Class A Shares and Class D Shares compared to growth of an investment in the Russell 2000 Small Stock Index. Beginning and ending values are:

                                           4/09/97**                    12/97
ML Small Cap Index Fund+--
Class A Shares*                             $10,000                    $12,704

ML Small Cap Index Fund+--
Class D Shares*                             $10,000                    $12,687

Russell 2000 Small Stock Index+++           $10,000                    $12,743

* Assuming transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
+ The Fund invests all of its assets in Merrill Lynch Small Cap Index Series of the Merrill Lynch Index Trust. The Trust may invest in a statistically selected sample of stocks included in the Russell 2000 and other types of financial instruments.
+++ This unmanaged index is comprised of approximately 2,000 smaller-capitalization common stocks from various industrial sectors. Past performance is not predictive of future performance.
================================================================================

Aggregate
Total Return

                                                     % Return
-------------------------------------------------------------
Class A Shares
-------------------------------------------------------------
Inception (4/09/97) through 12/31/97                  +27.04%
-------------------------------------------------------------

                                                     % Return
-------------------------------------------------------------
Class D Shares
-------------------------------------------------------------
Inception (4/09/97) through 12/31/97                  +26.87%
-------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
SMALL CAP
INDEX FUND          As of December 31, 1997
======================================================================================================================
Assets:             Investment in Merrill Lynch Small Cap Index Series, at value (Note 1a) (identified cost--$58,437,415) ................................................................  $ 65,219,678
                    Receivable from administrator (Note 2).............................................        61,443
                    Deferred organization expenses (Note 1d)...........................................        13,019
                    Prepaid registration fees and other assets (Note 1d)...............................        17,213
                                                                                                         ------------
                    Total assets.......................................................................    65,311,353
                                                                                                         ------------
======================================================================================================================
Liabilities:        Distributor payable (Note 2).......................................................         8,599
                    Accrued expenses and other liabilities.............................................        46,476
                                                                                                         ------------
                    Total liabilities .................................................................        55,075
                                                                                                         ------------
======================================================================================================================
Net Assets:         Net assets.........................................................................  $ 65,256,278
                                                                                                         ============
======================================================================================================================
Net Assets          Class A Shares of Common Stock, $0.0001 par value, 125,000,000 shares authorized...  $        216
Consist of:         Class D Shares of Common Stock, $0.0001 par value, 125,000,000 shares authorized...           316
                    Paid-in capital in excess of par...................................................    58,286,576
                    Accumulated distributions in excess of investment income--net (Note 1e)............          (832)
                    Undistributed realized capital gains on investments from the Series--net...........       187,739
                    Unrealized appreciation on investments from the Series--net........................     6,782,263
                                                                                                         ------------
                    Net assets.........................................................................  $ 65,256,278
                                                                                                         ============
======================================================================================================================
Net Asset           Class A--Based on net assets of $26,477,750 and 2,155,745 shares outstanding.......  $      12.28
                                                                                                         ============
Value:              Class D--Based on net assets of $38,778,528 and 3,158,238 shares outstanding.......  $      12.28
                                                                                                         ============
======================================================================================================================

                    See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MERRILL LYNCH
SMALL CAP
INDEX FUND          For the Period April 9, 1997+ to December 31, 1997
======================================================================================================================
Investment Income   Investment income allocated from the Series........................................  $    695,026
(Note 1b):          Expenses allocated from the Series.................................................       (65,394)
                                                                                                         ------------
                    Net investment income from the Series..............................................       629,632
                                                                                                         ------------
======================================================================================================================
Expenses:           Registration fees (Note 1d)........................................... $     94,105
                    Administration fee (Note 2)...........................................       77,969
                    Account maintenance fee--Class D (Note 2).............................       52,860
                    Printing and shareholder reports......................................       49,021
                    Transfer agent fees (Note 2)..........................................       22,309
                    Professional fees.....................................................        2,606
                    Amortization of organization expenses (Note 1d).......................        2,297
                    Accounting services (Note 2)..........................................          900
                    Other.................................................................        1,214
                    Total expenses before reimbursement...................................      303,281
                                                                                           ------------
                    Reimbursement of expenses (Note 2)....................................     (133,130)
                                                                                           ------------
                    Total expenses after reimbursement.................................................       170,151
                                                                                                         ------------
                    Investment income--net.............................................................       459,481
                                                                                                         ------------
======================================================================================================================
Realized &          Realized gain on investments from the Series--net..................................     1,806,858
Unrealized          Unrealized appreciation on investments from the Series--net........................     6,782,263
Gain from the                                                                                            ------------
Series--Net:        Net Increase in Net Assets Resulting from Operations...............................  $  9,048,602
                                                                                                         ============
======================================================================================================================

                    + Commencement of operations.

                      See Notes to Financial Statements.


                                      4 & 5

                           Merrill Lynch Small Cap Index Fund, December 31, 1997

STATEMENT OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                                         For the Period
SMALL CAP                                                                                           April 9, 1997+ to
INDEX FUND          Increase (Decrease) in Net Assets:                                              December 31, 1997
=====================================================================================================================
Operations:         Investment income--net.............................................................  $    459,481
                    Realized gain on investments from the Series--net..................................     1,806,858
                    Unrealized appreciation on investments from the Series--net........................     6,782,263
                                                                                                         ------------
                    Net increase in net assets resulting from operations...............................     9,048,602
=====================================================================================================================
Dividends &         Investment income--net:
Distributions to      Class A..........................................................................      (197,459)
Shareholders          Class D..........................................................................      (262,022)
(Note 1e):          In excess of investment income--net:
                      Class A..........................................................................          (358)
                      Class D..........................................................................          (474)
                    Realized gain on investments from the Series--net:
                      Class A..........................................................................      (624,160)
                      Class D..........................................................................      (994,959)
                                                                                                         ------------
                    Net decrease in net assets resulting from dividends and distributions to
                      shareholders.....................................................................    (2,079,432)
                                                                                                         ------------
=====================================================================================================================
Capital Share       Net increase in net assets derived from capital share transactions.................    58,262,108
Transactions                                                                                             ------------
(Note 4):
=====================================================================================================================
Net Assets:         Total increase in net assets.......................................................    65,231,278
                    Beginning of period................................................................        25,000
                                                                                                         ------------
                    End of period......................................................................  $ 65,256,278
                                                                                                         ============
=====================================================================================================================

                    + Commencement of operations.

                      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
                                                                                                    For the Period
                                                                                                  April 9, 1997+ to
MERRILL LYNCH       The following per share data and ratios have been derived                     December 31, 1997
SMALL CAP           from information provided in the financial statements.                      ---------------------
INDEX FUND          Increase (Decrease) in Net Asset Value:                                      Class A      Class D
=====================================================================================================================
Per Share           Net asset value, beginning of period......................................  $  10.00     $  10.00
                                                                                                --------     --------
Operating           Investment income--net....................................................       .10          .09
Performance:        Realized and unrealized gain on investments from the Series--net..........      2.60         2.60
                                                                                                --------     --------
                    Total from investment operations..........................................      2.70         2.69
                                                                                                --------     --------
                    Less dividends and distributions:
                      Investment income--net..................................................      (.10)        (.09)
                      In excess of investment income--net.....................................        --**         --**
                      Realized gain on investments from the Series--net.......................      (.32)        (.32)
                                                                                                --------     --------
                    Total dividends and distributions.........................................      (.42)        (.41)
                                                                                                --------     --------
                    Net asset value, end of period............................................  $  12.28     $  12.28
                                                                                                ========     ========
=====================================================================================================================
Total Investment    Based on net asset value per share........................................     27.04%+++    26.87%+++
Return:                                                                                         ========     ========
=====================================================================================================================
Ratios to Average   Expenses, net of reimbursement++..........................................       .52%*        .77%*
                                                                                                ========     ========
Net Assets:         Expenses++................................................................      1.00%*       1.25%*
                                                                                                ========     ========
                    Investment income--net....................................................      1.45%*       1.20%*
                                                                                                ========     ========
=====================================================================================================================
Supplemental        Net assets, end of period (in thousands)..................................  $ 26,478     $ 38,778
Data:                                                                                           ========     ========
=====================================================================================================================

                    *   Annualized.
                    +   Commencement of operations.
                    ++  Includes the Fund's share of the Series' allocated
                        expenses.
                    +++ Aggregate total investment return.
                    **  Amount is less than $.01 per share.

                        See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
SMALL CAP
INDEX FUND

1.   Significant Accounting Policies:

Merrill Lynch Small Cap Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Merrill Lynch Small Cap Index Series (the "Series") of the Merrill Lynch Index Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund offers two classes of shares, Class A Shares and Class D Shares. Shares of Class A and Class D are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class D Shares bear certain expenses related to the account maintenance of such shares. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Series' Notes to Financial Statements which is included elsewhere in this report.

(b) Income--The Fund's net investment income consists of the Fund's pro rata share of the net invesment income of the Series, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees and deferred organization expenses--Prepaid registration fees are charged to expense as the related shares are issued. Deferred organization expenses are charged to expense on a straight-line basis over a five-year period.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions in excess of net investment income are due primarily to differing tax treatments for post-October losses.


                                     6 & 7

                           Merrill Lynch Small Cap Index Fund, December 31, 1997

NOTES TO FINANCIAL STATEMENTS (concluded)

MERRILL LYNCH
SMALL CAP
INDEX FUND

(f) Investment transactions--Investment transactions are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Fund has entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance fees. The fees are accrued daily and paid monthly at the annual rate of 0.25% based upon the average daily net assets of Class D Shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class D shareholders.

The Fund has also entered into an Administrative Services Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of ML & Co., which is the limited partner. The Fund pays a monthly fee at an annual rate of 0.22% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the period April 9, 1997 to December 31, 1997, MLAM earned fees of $77,969, all of which were voluntarily waived. MLAM also reimbursed the Fund of additional expenses of $55,161.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost. Certain officers and/or directors of the Fund are officers and/or directors of MLAM, PSI, MLFD, MLFDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Series for the period April 9, 1997 to December 31, 1997 were $63,007,061 and $7,006,150, respectively.

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $58,262,108 for the period April 9, 1997 to December 31, 1997.

Transactions in capital shares for each class were as follows:
--------------------------------------------------------------------------------
Class A Shares for the Period April 9,                                 Dollar
1997+ to December 31, 1997                             Shares          Amount
--------------------------------------------------------------------------------
Shares sold ....................................     3,127,791     $ 34,673,781
Shares issued to shareholders in reinvest-
ment of dividends and distributions ............        63,047          776,099
                                                    ----------     ------------
Total issued ...................................     3,190,838       35,449,880
Shares redeemed ................................    (1,036,343)     (12,153,441)
                                                    ----------     ------------
Net increase ...................................     2,154,495     $ 23,296,439
                                                    ==========     ============
--------------------------------------------------------------------------------
+ Prior to April 9, 1997 (commencement of operations), the Fund issued 1,250 shares to MLAM for $12,500.

--------------------------------------------------------------------------------
Class D Shares for the Period April 9,                                 Dollar
1997+ to December 31, 1997                             Shares          Amount
--------------------------------------------------------------------------------
Shares sold ....................................     4,135,846     $ 46,521,104
Shares issued to shareholders in reinvest-
ment of dividends and distributions ............        85,348        1,050,621
                                                    ----------     ------------
Total issued ...................................     4,221,194       47,571,725
Shares redeemed ................................    (1,064,206)     (12,606,056)
                                                    ----------     ------------
Net increase ...................................     3,156,988     $ 34,965,669
                                                    ==========     ============
--------------------------------------------------------------------------------
+ Prior to April 9, 1997 (commencement of operations), the Fund issued 1,250 shares to MLAM for $12,500.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders of
Merrill Lynch Index Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of Merrill Lynch Small Cap Index Fund (one of the series constituting Merrill Lynch Index Funds, Inc.) as of December 31, 1997, the related statements of operations and changes in net assets, and the financial highlights for the period April 9, 1997 (commencement of operations) to December 31, 1997. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Small Cap Index Fund of the Merrill Lynch Index Funds, Inc. as of December 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the period April 9, 1997 to December 31, 1997 in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
February 18, 1998

SCHEDULE OF INVESTMENTS

  Merrill Lynch Small Cap Index Series
------------------------------------------------------------------------------
                                                          Shares       Value
  Issue                                                     Held     (Note 1a)
==============================================================================
  COMMON STOCKS

  AAR Corporation                                          2,100     $ 81,375
  ABM Industries, Inc.                                     2,900       88,631
  ABR Information Services, Inc.                           2,500       59,688
+ ABT Building Products Corporation                        1,800       32,400
  ACC Corp.                                                1,500       75,750
  ACNielsen Corporation                                    5,800      141,375
  ADAC Laboratories                                        2,300       45,425
+ ADVO, Inc.                                               3,800       74,100
  AGL Resources, Inc.                                      5,800      118,538
  AK Steel Holding Corporation                             4,400       77,825
  ALBANK Financial Corporation                             1,600       82,300
  AMCOL International Corp.                                4,350       69,056
  AMCORE Financial Inc.                                    3,000       75,375
  AMETEK, Inc.                                             3,100       83,700
+ AMRESCO, Inc.                                            4,100      124,025
+ ANADIGICS, Inc.                                          1,500       45,188
+ ANTEC Corporation                                        2,800       43,750
+ APAC Teleservices, Inc.                                  1,700       22,950
  ASA Holdings, Inc.                                       2,300       65,406
+ ATL Ultrasound, Inc.                                     1,600       73,600
  Aames Financial Corporation                              2,100       27,169
+ Abacus Direct Corporation                                1,400       57,400
+ Acceptance Insurance Holdings, Inc.                      1,700       41,119
+ Access Health, Inc.                                      1,700       49,938
+ Acme Metals, Inc.                                        3,700       36,538
+ Actel Corp.                                              2,200       27,775
+ Action Performance Companies, Inc.                       1,500       56,813
+ Acuson Corporation                                       2,300       38,094
  Acxiom Corp.                                             5,100       98,175
+ Ade Corporation                                            700       12,250
+ Adtran, Inc.                                             3,000       82,500
+ Advanced Tissue Sciences, Inc.                           3,300       40,425
+ Affiliated Computer Services, Inc.                       4,000      105,250
+ Affymetrix, Inc.                                         2,500       77,813
+ Aftermarket Technology Corp.                             2,000       36,250
+ Agouron Pharmaceuticals, Inc.                            2,600       76,375
  Air Express International Corporation                    3,500      106,750
  Airborne Freight Corporation                             2,000      124,250
+ AirTran Holdings, Inc.                                   2,800       11,200
+ Alaska Air Group, Inc.                                   1,100       42,625
  Albany International Corp. (Class A)                     3,000       69,000
  Albemarle Corporation                                    2,500       59,688
+ Alexander's, Inc.                                          400       36,325
+ Algos Pharmaceutical Corporation                         1,500       45,000
  Aliant Communications, Inc.                              3,800      119,225
+ Alkermes, Inc.                                           2,000       39,750
+ Allen Telecom Inc.                                       3,500       64,531
+ Alliance Pharmaceutical Corporation                      5,500       39,875
+ Alliance Semiconductor Corporation                       2,500       11,406
+ Alliant Techsystems, Inc.                                1,900      105,925
  Allied Capital Commercial Corporation                    1,920       42,720
  Allied Group, Inc.                                       3,150       90,169
+ Allied Waste Industries, Inc.                            7,700      179,506
  Alpharma, Inc. (Class A)                                 1,634       35,540
+ Alternative Resources Corp.                              1,700       39,206
+ Amati Communications Corporation                         2,100       41,344
+ Amerco                                                   1,400       35,875
+ America West Holdings Corp. (Class B)                    3,800       70,775
+ American Business Information, Inc. (Class A)            1,500       14,625
+ American Business Information, Inc. (Class B)            1,500       15,375


                                     8 & 9

                           Merrill Lynch Small Cap Index Fund, December 31, 1997

  Merrill Lynch Small Cap Index Series (continued)
------------------------------------------------------------------------------
                                                          Shares       Value
  Issue                                                     Held     (Note 1a)
==============================================================================
  COMMON STOCKS
  (continued)

  American Health Properties, Inc.                         1,800     $ 49,613
+ American Management Systems, Inc.                        4,300       83,850
  American Mobile                                          1,700       11,900
+ American Oncology Resources, Inc.                        4,400       70,400
+ American Pad & Paper Company                             3,400       32,725
+ American Radio Systems Corp.                             1,900      101,294
+ American Residential Services, Inc.                      1,800       28,125
+ AmeriCredit Corp.                                        2,700       74,756
+ Amerin Corporation                                       2,500       70,000
+ AmeriSource Health Corp. (Class A)                       2,500      145,625
  Ames Department Stores, Inc.                             3,600       63,000
+ Amphenol Corp. (Class A)                                 1,700       94,669
+ Amylin Pharmaceuticals, Inc.                             2,000       10,875
  Analysts International Corp.                             2,700       93,150
  Anchor Bancorp, Inc.                                     1,900       69,113
+ Anchor Gaming                                              600       33,450
+ Andrx Corporation                                        1,000       34,250
+ Anixter International Inc.                               4,900       80,850
+ AnnTaylor Stores Corporation                             2,700       36,113
  Apogee Enterprises, Inc.                                 3,800       45,125
  Apple South, Inc.                                        3,100       40,688
  Applebee's International, Inc.                           3,200       57,800
  Applied Industrial Technologies, Inc.                    2,850       76,238
+ Applied Magnetics Corp.                                  3,500       38,938
  Applied Power Inc. (Class A)                             1,800      124,200
+ Apria Healthcare Group, Inc.                             5,100       68,531
  AptarGroup, Inc.                                         2,200      122,100
  Aquarion Company                                         2,400       82,950
  Arbor Drugs, Inc.                                        5,200       96,200
+ Arbor Software Corp.                                     1,200       48,600
+ Arcadia Financial Ltd.                                   3,000       22,313
  Arctic Cat, Inc.                                         2,400       23,250
  Arden Realty Group, Inc.                                 7,700      236,775
  Argonaut Group, Inc.                                     1,900       64,363
+ Armco, Inc.                                             10,400       51,350
  Arnold Industries, Inc.                                  2,600       44,850
  Arrow International, Inc.                                1,600       59,200
+ Arterial Vascular Engineering, Inc.                      3,100      201,500
  Arvin Industries, Inc.                                   2,300       76,619
+ Ascent Entertainment Group, Inc.                         3,200       33,200
  Aspect Development, Inc.                                   900       46,800
  Aspect Telecommunications Corp.                          6,900      144,038
  Aspen Technologies, Inc.                                 2,200       75,350
  Birmingham Steel Corp.                                   2,900       45,675
+ Black Box Corporation                                    1,800       63,675
  Black Hills Corporation                                  2,700       95,175
  Block Drug Company, Inc. (Class A)                         927       39,398
  Blount International, Inc. (Class A)                     2,600       69,388
  Bob Evans Farms, Inc.                                    5,000      110,625
  Boole & Babbage, Inc.                                    2,300       68,713
+ Borland International, Inc.                              3,100       22,669
+ Boston Beer Company, Inc. (Class A)                      2,000       15,625
+ Boston Technology, Inc.                                  2,500       62,813
  Bowne & Co., Inc.                                        1,800       71,775
+ Boyd Gaming Corporation                                  3,800       25,175
  Brady (W.H.) Company (Class A)                           2,800       86,800
  Brightpoint, Inc.                                        4,600       63,825
+ Brinker International, Inc.                              7,500      120,000
+ Bristol Hotel Company                                    3,100       90,094
+ Broderbund Software, Inc.                                2,500       64,063
  Brush Wellman, Inc.                                      2,300       56,350
  Buckeye Technologies Inc.                                2,400      111,000
+ Budget Group, Inc.                                       1,600       55,300
+ Buffets, Inc.                                            4,700       44,063
  Burlington Coat Factory Warehouse Corp.                  2,040       33,533
+ Burlington Industries, Inc.                              6,600       91,163
  Burnham Pacific Properties, Inc.                         7,200      110,250
  Burr-Brown Corp.                                         2,500       80,313
  CBL & Associates Properties, Inc.                        1,900       46,906
  CCB Financial Corp.                                        800       86,000
+ CCC Information Services Group, Inc.                     2,500       49,375
+ CDI Corporation                                          1,500       68,625
+ CDW Computer Centers, Inc.                               1,100       57,338
+ CHS Electronics, Inc.                                    2,250       38,531
  CILCORP, Inc.                                            2,300      112,413
  CKE Restaurants, Inc.                                    4,600      193,775
  CMAC Investment Corp.                                    2,800      169,050
  CNB Bancshares, Inc.                                     1,965       94,688
+ CNET, Inc.                                                 800       23,600
  COMSAT Corporation                                       4,600      111,550
+ CONMED Corporation                                       1,700       44,625
+ COR Therapeutics, Inc.                                   3,400       76,500
  CORESTAFF, Inc.                                          3,300       87,450
+ CORT Business Services Corp.                             2,400       95,550
  CPI Corporation                                          2,000       45,250
  CRIIMI MAE, Inc.                                         3,000       45,000
  Associated Banc-Corp                                     4,671      257,489
  Associated Estates Realty Corp.                          4,000       94,750
+ Associated Group, Inc. (Class A)                         2,600       77,025
  Astoria Financial Corp.                                  1,900      105,925
+ Asyst Technologies, Inc.                                   900       19,575
  Atlantic Energy, Inc.                                    5,300      112,294
+ Atlas Air, Inc.                                            800       19,200
  Atmos Energy Corporation                                 3,300       99,825
+ Atwood Oceanics, Inc.                                    1,400       66,325
+ Auspex Systems, Inc.                                     3,200       32,000
  Authentic Fitness Corp.                                  3,100       57,156
+ Avant Corporation                                        2,300       38,525
+ Avid Technology, Inc.                                    2,500       66,875
+ Aztar Corporation                                        4,100       25,625
  BB&T Corporation                                         1,588      101,731
+ BE Aerospace, Inc.                                       2,700       72,225
  B.F. Goodrich Company (The)                              1,680       69,615
+ BISYS Group, Inc.                                        3,300      109,725
+ BJ's Wholesale Club, Inc.                                3,500      109,813
  BMC Industries, Inc.                                     3,300       53,213
  BREED Technologies, Inc.                                 2,700       49,275
+ BT Office Products International, Inc.                   2,100       16,275
+ Baan Company, N.V.                                         640       20,960
  Baldor Electric Company                                  4,267       92,533
  Ball Corp.                                               3,100      109,469
  Ballard Medical Products                                 3,500       84,875
  BancorpSouth, Inc.                                       2,000       94,500
+ BancTec, Inc.                                            2,600       69,713
  Bank of Granite Corp.                                    1,400       43,050
  Bank United Corp. (Class A)                              4,500      220,219
  Banknorth Group, Inc.                                    1,000       64,250
  Banta Corporation                                        3,200       86,400
+ Barnett Banks, Inc.                                      2,200       48,400
+ Barr Laboratories, Inc.                                    700       23,888
+ Barrett Resources Corp.                                  3,300       99,825
  Bassett Furniture Industries, Inc.                       1,500       45,000
  Bay Apartment Communities, Inc.                          2,100       81,900
  Bay State Gas Company                                    2,400       89,100
  Belden, Inc.                                             3,700      130,425
+ Bell & Howell Co. (Series B)                             1,600       38,700
+ Benchmark Electronics, Inc.                              1,700       37,931
+ Benton Oil & Gas Co.                                     4,500       58,219
  Berkley (W.R.) Corporation                               1,900       83,363
  Berkshire Realty Company, Inc.                           2,300       27,600
  Berry Petroleum Co. (Class A)                            3,900       68,006
+ Best Buy Co., Inc.                                       3,200      118,000
+ Big Flower Press Holdings, Inc.                          2,300       55,488
+ Billing Information Concepts                             2,300      110,400
+ Biomatrix, Inc.                                          1,100       33,000
+ Bio-Rad Laboratories, Inc. (Class A)                     1,400       36,575
+ Bio Technology General Corp.                             7,700       82,775
+ CSG Systems International, Inc.                          2,700      108,000
+ CSS Industries, Inc.                                     1,700       54,188
+ CUNO Incorporated                                        2,300       35,075
+ Cable Design Technologies                                1,800       69,975
+ Cable Michigan, Inc.                                       300        6,825
+ Cablevision System Corp.                                 1,500      143,625
  Cabot Oil & Gas Corp.                                    3,300       64,144
  Calgon Carbon Corporation                                5,500       59,125
+ California Microwave, Inc.                               1,600       31,000
  California Water Service Co.                             1,000       59,063
  CalMat Company                                           2,300       64,113
+ Calpine Corporation                                      2,800       41,650
  Cambrex Corporation                                      1,600       73,600
  Camden Property Trust                                    2,432       75,392
+ Canandaigua Brands, Inc. (Class A)                       1,900      105,213
+ Canandaigua Wine Company, Inc.                           1,100       62,700
  Capital Bancorp/Miami, Florida                           1,100       63,594
  Capital Re Corporation                                   1,700      105,506
  CapMAC Holdings Inc.                                     1,600       55,600
+ CapStar Hotel Company                                    3,600      123,525
  Caraustar Industries, Inc.                               3,100      106,175
+ Carbide/Graphite Group, Inc. (The)                       1,300       43,875
+ Caribiner International, Inc.                            1,200       53,400
  Carlisle Companies, Inc.                                 2,600      111,150
+ Carmike Cinemas, Inc. (Class A)                          2,500       71,719
  Carpenter Technology Corporation                         1,900       91,319
+ Carson Pirie Scott & Company                             2,100      105,263
  Carter-Wallace, Inc.                                     2,600       43,875
  Casey's General Stores, Inc.                             3,700       93,888
  Cash America International, Inc.                         5,600       72,450
  Castle (A.M.) & Company                                  2,000       45,750
+ Castle & Cooke, Inc.                                     3,000       50,625
  Catalina Marketing Corporation                           2,900      134,125
+ C-Cube Microsystems, Inc.                                3,700       60,356
+ CellNet Data Systems, Inc.                               3,800       29,450
+ CellStar Corporation                                     1,300       25,838
+ Cellular Communications International, Inc.              1,100       50,875
+ Centennial Cellular Corporation (Class A)                1,800       36,900
  CenterPoint Properties Corp.                             1,200       42,150
+ Central Garden & Pet Company                             1,900       49,875
  Central Hudson Gas & Electric                            2,600      114,075
  Central Louisiana Electric                               2,900       93,888
  Central Maine Power Company                              5,300       80,825
  Central Parking Corporation                              1,500       67,969
  Century Aluminum Company                                 2,900       39,150
+ Cephalon, Inc.                                           3,100       35,263
+ Cerner Corporation                                       2,700       57,038
+ Champion Enterprises, Inc.                               5,600      115,150
+ Chancellor Media Corp.                                   1,181       88,132
+ Charming Shoppes, Inc.                                  11,500       53,906
  Charter One Financial, Inc.                              1,051       66,344


                                    10 & 11

                           Merrill Lynch Small Cap Index Fund, December 31, 1997

  Merrill Lynch Small Cap Index Series (continued)
------------------------------------------------------------------------------
                                                          Shares       Value
  Issue                                                     Held     (Note 1a)
==============================================================================
  COMMON STOCKS
  (continued)

+ CheckFree Holdings Corporation                           4,500     $121,500
+ Checkpoint Systems, Inc.                                 3,800       66,500
+ Cheesecake Factory (The)                                 2,000       61,000
  ChemFirst Inc.                                           2,700       76,275
  Chesapeake Corporation                                   1,900       65,313
  Chesapeake Energy Corp.                                  3,400       25,713
  Chicago Miniature Lamp, Inc.                             1,100       37,125
+ Chips & Technologies, Inc.                               1,900       27,431
  Chittenden Corporation                                   2,250       78,750
+ Choice Hotels International, Inc.                        5,000       80,000
  Church & Dwight Co., Inc.                                2,200       61,738
+ Ciber, Inc.                                                900       52,200
+ Cidco, Inc.                                              1,600       31,200
  Cincinnati Milacron, Inc.                                3,400       88,188
+ Cirrus Logic, Inc.                                       5,500       58,438
  CitFed Bancorp, Inc.                                     1,950       76,050
+ Citrix Systems, Inc.                                     2,800      212,800
+ Cityscape Financial Corp.                                1,200          600
  Claire's Stores, Inc.                                    4,500       87,469
  Clarcor, Inc.                                            2,400       71,100
+ Claremont Technology Group, Inc.                         1,100       20,350
+ Clarify Inc.                                             2,100       24,413
+ Cliffs Drilling Company                                  1,500       74,813
+ Closure Medical Corporation                              1,100       28,463
+ Coach USA, Inc.                                          2,200       73,700
+ Coast Savings Financial, Inc.                            2,200      150,838
+ Coeur D'Alene Mines Corporation                          6,900       62,100
+ Cognex Corporation                                       4,100      111,725
+ Coherent, Inc.                                           1,300       45,663
  Cohu, Inc.                                               1,000       30,625
+ Cole National Corporation                                1,600       47,900
+ Collins & Aikman Corp.                                   7,600       65,550
  Colonial BancGroup, Inc.                                 2,700       92,981
  Colonial Properties Trust                                2,400       72,300
+ Columbia Laboratories, Inc.                              3,000       47,625
  Commerce Bancorporation Inc.                             2,000      102,000
  Commerce Group, Inc.                                     2,200       71,775
  Commercial Federal Corp.                                 3,000      106,688
  Commercial Metals Co.                                    1,900       59,969
+ Commnet Cellular, Inc.                                   1,400       49,788
  Commonwealth Bancorp, Inc.                               2,200       43,725
+ Commonwealth Telephone Enterprises, Inc.                 1,000       25,875
  Community First Bankshares, Inc.                         2,700      143,775
  Diamond Multimedia Systems, Inc.                         3,200       28,400
  Digital Microwave Corp.                                  5,100       73,950
  Dime Bancorp, Inc.                                       1,644       49,731
  Dimon, Inc.                                              5,000      131,250
  Dionex Corporation                                       1,800       90,450
+ Documentum, Inc.                                         1,000       42,125
+ Dominick's Supermarkets, Inc.                            1,700       62,050
  Donaldson Company, Inc.                                  2,200       99,138
  Downey Financial Corp.                                   1,900       54,031
+ Dress Barn, Inc. (The)                                   2,500       70,938
  Dreyers Grand Ice Cream, Inc.                            2,800       67,550
  Dynatech Corporation                                     1,700       79,688
  Dynex Capital, Inc.,                                     3,800       50,588
  EG & G, Inc.                                             4,700       97,819
+ ENCAD, Inc.                                              1,300       35,750
  ESS Technology, Inc.                                     1,600       12,150
  E'Town Corporation                                       2,000       80,375
+ E* Trade Group, Inc.                                     3,200       73,600
+ EXCEL Communications, Inc.                               1,063       15,414
  Eagle Hardware & Garden, Inc.                            3,000       58,125
  Earthgrains Company (The)                                2,100       98,700
  Eastern Enterprises                                      2,200       99,000
  Eastern Utilities Associates                             4,100      107,625
  Eaton Vance Corp.                                        1,700       64,175
  Elcor Corp.                                              2,250       54,000
+ Electro Scientific Industries, Inc.                      1,000       38,000
  Electroglas, Inc.                                        3,200       49,400
  Emmis Broadcasting Corp. (Class A)                       1,000       45,625
  Empire District Electric Company (The)                   4,400       86,350
+ Encore Wire Corporation                                    900       27,619
  Enhanced Financial Services Group, Inc.                  1,700      101,150
  Envoy Corporation                                        2,600       75,725
  Enzo Biochem, Inc.                                       2,100       30,713
  Equitable Resources, Inc.                                3,700      130,888
  Equity Inns Inc.                                         4,000       59,000
+ Essex International Inc.                                 1,800       53,550
  Esterline Technologies Corporation                       1,200       43,200
  Etec Systems, Inc.                                       2,400      111,600
  Ethan Allen Interiors, Inc.                              3,200      123,400
  Exabyte Corporation                                      2,700       17,381
  Excel Realty Trust, Inc.                                 1,600       50,400
  Executive Risk Inc.                                      1,800      125,663
  Exide Corporation                                        1,900       49,163
+ Compdent Corporation                                       900       18,253
+ Computer Horizons Corporation                            2,750      123,750
+ Computer Products, Inc.                                  2,500       56,563
  Computer Task Group, Inc.                                1,800       64,013
+ Computervision Corporation                               5,200       19,825
+ Comverse Technology, Inc. (New Shares)                   2,600      101,400
+ Concentra Managed Care, Inc.                             2,671       90,146
+ Consolidated Freightways Corporation                     2,800       38,150
+ Consolidated Graphics, Inc.                                800       37,300
+ Consolidated Products, Inc.                              3,250       53,219
+ Converse, Inc.                                           2,100       12,600
+ Cooper Companies, Inc.                                   1,300       53,138
  Coors (Adolph) Co. (Class B)                             3,600      119,700
+ CopyTele, Inc.                                           4,100       14,350
  Cornerstone Properties, Inc.                             3,500       67,156
  Cousins Properties, Inc.                                 2,100       61,556
+ Covance, Inc.                                            6,200      123,225
+ Coventry Ventures, Inc.                                  4,400       67,100
  Crawford & Company (Class B)                             5,800      118,538
+ Creative BioMolecules, Inc.                              3,400       25,075
+ Credence Systems Corp.                                   2,200       65,175
+ Credit Acceptance Corp.                                  1,600       12,400
+ Crescent Operating, Inc.                                   570       13,965
  Cross Timbers Oil Company                                3,800       94,763
  Cullen/Frost Bankers, Inc.                               2,100      127,444
+ Culligan Water Technologies, Inc.                        2,694      135,374
+ Curative Health Services, Inc.                           1,300       39,488
+ Cygnus, Inc.                                             1,900       37,763
+ Cymer, Inc.                                              2,600       39,000
  Cytogen Corp.                                            4,300        6,988
+ Cytyc Corporation                                        1,700       42,288
  DII Group, Inc.                                          2,200       59,950
  D.R. Horton, Inc.                                        1,200       20,850
  DSP Communications, Inc.                                 4,500       54,000
+ Dal-Tile International Inc.                              3,800       46,550
+ Dames & Moore Group                                      1,900       25,175
  Daniel Industries                                          900       17,325
+ Data Dimensions, Inc.                                    1,100       18,975
  Data General Corporation                                 3,600       62,775
  Data Transmission Network Corp.                          1,400       39,200
+ Datascope Corp.                                          1,900       49,163
  Dekalb Genetics Corporation (Class B)                    3,000      117,750
  Delmarva Power & Light Company                           6,000      138,375
+ Delphi Financial Group, Inc. (Class A)                   2,500      112,500
  Delta & Pine Land Company                                4,710      143,655
  Deltic Timber Corporation                                1,600       43,800
  Department 56, Inc.                                      2,800       80,500
  Devon Energy Corporation                                 2,800      107,800
  Devry, Inc.                                              3,800      121,125
  Dexter Corporation (The)                                 2,300       99,331
+ Dialogic Corporation                                     1,200       52,500
  Expeditors International of Washington, Inc.             2,800      107,800
  Express Scripts, Inc. (Class A)                          1,300       78,000
  F & M National Corp.                                     2,600       89,213
  FBL Financial Group, Inc.                                1,900       76,238
+ FEI Company                                              1,800       22,388
  F.N.B. Corporation                                       1,700       63,963
+ FPA Medical Management, Inc.                             2,100       39,113
+ FSI International, Inc.                                  2,500       29,375
  Fabri-Centers of America, Inc. (Class A)                 1,900       42,394
  Fair Isaac & Company, Inc.                               1,200       39,975
+ Fairchild Corporation (The) (Class A)                    1,500       37,313
+ Fairfield Communities, Inc.                              1,600       70,600
  Fedders Corporation                                      6,800       42,500
  Federal Mogul Corp.                                      3,300      133,650
  FelCor Suite Hotels, Inc.                                1,900       67,450
  Ferro Corporation                                        4,050       98,466
  Fidelity National Financial, Inc.                        4,840      150,645
+ Figgie International, Inc.                               4,400       57,750
+ FileNet Corporation                                      2,400       72,300
  Financial Security Assurance Holdings Ltd.               3,300      159,225
  Fingerhut Companies, Inc.                                4,800      102,600
+ First American Financial Corporation                     1,400      103,425
  First Brands Corporation                                 4,200      113,138
  First Citizens Bancshares, Inc.                            600       62,419
  First Commonwealth Financial Corp.                       3,000      105,188
  First Federal Savings Bank of Colorado                   2,900       68,875
  First Financial Bancorp Ohio                             1,490       71,893
  First Industrial Realty Trust, Inc.                      2,400       86,700
  First Midwest Bancorp, Inc.                              1,900       83,125
+ First Plus Financial Group Inc.                          2,200       84,425
  First Western Bancorp, Inc.                              2,400       68,400
  FirstBank Puerto Rico                                    2,200       74,938
  Firstbank of Illinois Co.                                2,400       88,350
  Fisher Scientific International, Inc.                    2,000       95,500
  Fleetwood Enterprises, Inc.                              2,800      118,825
  Fleming Companies, Inc.                                  3,800       51,063
  Florida Rock Industries, Inc.                            1,400       31,850
  Flowserve Corporation                                    4,132      115,438
+ Foodmaker, Inc.                                          5,600       84,350
+ Footstar, Inc.                                           3,400       91,375
+ Forcenergy Inc.                                          1,400       36,663
  Foremost Corporation of America                          1,000       69,750
  Forest Oil Corporation                                   3,000       49,500
  Fort Wayne National Corp.                                2,600      119,600
+ Forte Software, Inc.                                     2,200       16,775
  Franchise Finance Corporation of America                 4,500      121,500
+ Franklin Covey Co.                                       3,000       66,000
+ Fred Meyer, Inc.                                         1,890       68,749
+ Freeport-McMoRan Sulphur Inc.                              507        5,959
  Fremont General Corporation                              2,700      147,825
+ Friedman's, Inc. (Class A)                               1,700       23,163


                                    12 & 13

                           Merrill Lynch Small Cap Index Fund, December 31, 1997

  Merrill Lynch Small Cap Index Series (continued)
------------------------------------------------------------------------------
                                                          Shares       Value
  Issue                                                     Held     (Note 1a)
==============================================================================
  COMMON STOCKS
  (continued)

  Frontier Insurance Group, Inc.                           3,400     $ 77,775
  Fuller (H.B.) Company                                    1,500       74,250
  Fulton Financial Corporation                             3,000       97,500
  Fund American Enterprises Inc.                             600       72,600
+ Furniture Brands International, Inc.                     5,200      106,600
  Furon Company                                            2,000       41,750
  Fusion Systems Corporation
    (Contingent Value Rights) (b)                            600          413
  G & K Services, Inc. (Class A)                           2,200       92,400
+ GC Companies, Inc.                                       1,300       61,588
+ GT Interactive Software Corp.                            2,700       17,213
+ Gadzooks Inc. Company                                    1,000       21,000
+ Galey & Lord, Inc.                                       3,000       53,625
  Gallagher (Arthur J.) & Co.                              2,400       82,650
+ Galoob Lewis Toys, Inc.                                  3,600       36,675
+ Garden Ridge Corp.                                       2,000       28,500
+ Gaylord Container Corp.                                  6,200       35,650
+ GelTex Pharmaceuticals, Inc.                             1,500       39,750
  GenCorp, Inc.                                            2,200       55,000
  General Cable Corp.                                      1,600       57,900
  General Chemical Group, Inc. (The)                       1,700       45,475
+ Genesco Inc.                                             3,200       40,800
+ GenRad, Inc.                                             2,800       84,525
+ Gentex Corporation                                       3,800      102,125
  Geon Company (The)                                       3,300       77,137
  Georgia Gulf Corporation                                 3,700      113,313
+ Geotek Communications, Inc.                              5,300        8,116
  Gerber Scientific, Inc.                                  3,600       71,550
+ Getchell Gold Corp.                                      3,500       84,000
+ Gibson Greetings, Inc.                                   2,600       56,875
+ Gilead Sciences, Inc.                                    2,800      107,100
+ Glenayre Technologies, Inc.                              5,500       54,313
  Glimcher Realty Trust Inc.                               2,000       45,125
+ Global DirectMail Corp.                                  1,500       25,969
+ Global Industrial Techologies, Inc.                      2,800       47,425
+ Global Industries Ltd.                                   6,400      108,800
+ Golden Books Family Entertainment, Inc.                  2,000       20,625
+ Graham-Field Health Products, Inc.                       2,100       35,044
+ Grand Casinos, Inc.                                      5,000       68,125
  Great Atlantic & Pacific
    Tea Company, Inc. (The)                                1,800       53,438
  Great Financial Corp.                                    3,100      158,100
  Greif Brothers Corporation (Class A)                     2,100       70,350
  Horizon Group, Inc.                                      5,000       54,688
  Hospitality Properties Trust                             1,700       55,888
  Host Marriott Corporation                                4,100       60,988
  Houghton Mifflin Company                                 2,900      111,288
  Huffy Corporation                                        3,900       52,650
  Hughes Supply, Inc.                                      1,950       68,128
  Hugoton Energy Corp.                                     5,000       45,938
  Human Genome Sciences, Inc.                              2,200       87,450
  Huntington Bancshares Inc.                               3,222      115,992
  Hutchinson Technology, Inc.                              1,900       41,563
+ Hvide Marine, Inc. (Class A)                             1,400       36,050
+ Hyperion Software Corp.                                  2,300       82,225
+ I2 Technologies, Inc.                                      400       21,100
+ I-Stat Corporation                                       1,500       23,719
  ICN Pharmaceuticals, Inc.                                4,400      214,775
  ICOS Corporation                                         3,800       69,588
+ IDEC Pharmaceuticals Corporation                         1,700       58,438
  IDEX Corp.                                               3,100      108,113
+ IDEXX Laboratories, Inc.                                 4,100       65,344
  IES Industries, Inc.                                     3,100      114,119
+ IHOP Corp.                                               2,000       65,000
  IMC Global, Inc.                                         2,160       70,740
  IMC Global, Inc. (Warrants) (a)                            800        3,100
+ IMC Mortgage Company                                     2,600       30,875
+ IN Focus Systems, Inc.                                   1,400       42,525
  INMC Mortgage Holdings, Inc.                             3,100       72,656
+ INTERSOLV, Inc.                                          2,300       46,575
  IRT Property Company                                     7,100       83,869
+ IXC Communications, Inc.                                 1,600       50,200
+ Imation Corp.                                            4,200       67,200
  Imnet Systems, Inc.                                      1,100       17,875
  Imperial Bancorp                                         2,100      103,556
  Imperial Credit Industries, Inc.                         2,000       41,000
+ Imperial Holly Corporation                                 735        7,997
+ Inacom Corp.                                               800       22,450
  Incyte Pharmaceuticals, Inc.                             2,000       90,000
+ Industri-Matematik International Corp.                   2,800       82,600
+ Information Management Resources, Inc.                   1,200       45,000
+ Information Resources, Inc.                              3,100       41,463
+ Inhale Therapeutic Systems                               1,600       41,600
  Innovex, Inc.                                            1,500       34,406
+ Input/Output, Inc.                                       4,300      127,656
  Insignia Financial Group, Inc. (Class A)                 2,400       55,200
+ Griffon Corporation                                      4,300       62,888
+ Grubb & Ellis Company                                    2,500       34,219
  Guaranty Life Company                                    2,000       57,000
+ Guilford Pharmaceuticals, Inc.                           1,700       34,213
+ Guitar Center Inc.                                       2,200       50,600
+ Gulf South Medical Supply, Inc.                          2,200       81,950
+ Gymboree Corp.                                           2,700       73,913
+ HA-LO Industries, Inc.                                   1,500       39,000
  HBO & Company                                            1,380       66,240
  HCC Insurance Holdings, Inc.                             3,000       63,750
+ HCIA Inc.                                                1,200       14,250
+ HEALTHSOUTH Corporation                                  4,132      114,663
+ HMT Technology Corporation                               3,900       50,700
  HNC Software Inc.                                        1,700       73,100
  HSB Group Inc.                                           1,800       99,338
  HUBCO, Inc.                                              1,957       76,568
+ Hadco Corporation                                        1,300       58,825
+ Haemonetics Corporation                                  2,700       37,800
+ Hambrecht & Quist Group                                  1,700       62,050
  Hancock Fabrics, Inc.                                    8,600      124,700
  Hancock Holding Co.                                        600       36,300
+ Handleman Company                                        4,300       29,831
  Hanna (M.A.) Company                                     4,400      111,100
+ Harbinger Corp.                                          2,100       59,063
+ Harken Energy Corporation                                6,900       48,300
+ Harland (John H.) Co. (The)                              3,300       69,300
  Harman International Industries, Inc.                    1,800       76,388
  Hartford Life, Inc. (Class A)                            2,200       99,688
+ Hartmarx Corporation                                     1,900       14,488
  Hawaiian Electric Industries, Inc.                       3,000      122,625
+ Hayes Lemmerz International Inc.                         3,400       95,200
  Health Care Property Investors, Inc.                     1,900       71,844
  Healthcare Realty Trust Inc.                             1,300       37,619
  Healthplan Services Corporation                          1,700       35,700
+ Heartport, Inc.                                          1,600       32,600
  Hecla Mining Company                                     8,000       39,500
  Heftel Broadcasting Corp. (Class A)                      2,200      102,850
  Heilig-Meyers Company                                    5,600       67,200
  Helix Technology Corporation                             2,600       50,700
  Henry (Jack) & Associates                                1,000       27,250
+ Henry Schein, Inc.                                         900       31,500
  Herbalife International, Inc. (Class A)                    367        7,700
+ Herbalife International, Inc. (Class B)                    733       15,767
  Hexcel Corporation                                       2,200       54,863
  Highlands Insurance Group, Inc.                          2,500       70,938
  Highwaymaster Communications, Inc.                       2,200       12,513
  Highwoods Properties, Inc.                               2,100       78,094
+ Hollywood Entertainment Corp.                            2,800       29,750
  Hologic, Inc.                                            1,500       31,031
+ Homebase, Inc.                                           3,500       27,563
+ Homeside, Inc.                                           2,300       63,394
  Inso Corporation                                         1,400       16,188
+ Integrated Circuit Systems, Inc.                         1,800       51,300
+ Integrated Device Technology, Inc.                       7,700       72,669
  Integrated Health Services, Inc.                         4,119      128,461
+ Integrated Process Equipment Corp.                       1,600       25,200
+ Integrated Systems Inc.                                  1,700       23,375
  Inter-Tel Inc.                                           2,000       38,750
  InterDigital Communications Corp.                        5,100       15,619
  Interface, Inc. (Class A)                                2,100       60,900
  Intergraph Corporation                                   4,100       41,000
+ Interim Services, Inc.                                   7,200      186,300
  Intermedia Communications, Inc.                          1,400       85,050
  International Dairy Queen, Inc. (Class A)                2,100       56,241
  International Multifoods Corporation                     1,900       53,794
+ International Network Services                           2,500       57,813
+ International Rectifier Corporation                      5,400       63,788
  Interneuron Pharmaceuticals, Inc.                        2,800       26,600
  Interra Financial, Inc.                                  1,200       82,800
+ Interstate Hotels Company                                2,700       94,669
  Interstate Power Company                                 2,800      104,825
  Invacare Corporation                                     3,300       71,775
  Investors Financial Services Corporation                   700       32,200
  Ionics, Incorporated (Ordinary)                          2,000       78,250
  Irvine Apartment Communities, Inc.                       1,700       54,081
  Isis Pharmaceuticals, Inc.                               2,100       25,856
  Itron, Inc.                                              2,500       45,000
  J&L Specialty Steel, Inc.                                2,600       26,163
+ JDA Software Group, Inc.                                 1,100       38,500
  JLG Industries, Inc.                                     4,400       62,150
  JP Foodservice, Inc.                                     5,842      215,789
+ Jabil Circuit, Inc.                                        600       23,850
+ Jacobs Engineering Group, Inc.                           2,100       53,288
+ Jacor Communications, Inc.                               3,200      170,000
  Jefferies Group, Inc.                                    2,000       81,875
  John Alden Financial Corporation                         2,400       57,600
  Jones Medical Industries, Inc.                           2,000       76,500
  Jostens, Inc.                                            3,800       87,638
+ Journal Register Company                                 5,200      109,200
  Juno Lighting, Inc.                                      3,100       54,250
  Just For Feet, Inc.                                      3,000       39,375
  K2, Inc.                                                 2,600       59,150
  KCS Energy, Inc.                                         2,400       49,800
  Kaman Corporation (Class A)                              4,500       73,688
  Kaufman and Broad Home Corporation                       3,900       87,506
  Kaydon Corporation                                       3,600      117,450
  Kellwood Company                                         2,500       75,000
  Kelly Services, Inc.                                     1,700       51,000
  Kemet Corporation                                        4,700       91,063
  Kennametal Inc.                                          2,600      134,713
  Kent Electronics Corporation                             4,300      108,038
  Keystone Financial, Inc.                                 6,000      241,500


                                    14 & 15

                           Merrill Lynch Small Cap Index Fund, December 31, 1997

  Merrill Lynch Small Cap Index Series (continued)
------------------------------------------------------------------------------
                                                          Shares       Value
  Issue                                                     Held     (Note 1a)
==============================================================================
  COMMON STOCKS
  (continued)

  Kilroy Realty Corporation                                1,700     $ 48,875
  Kimball International, Inc.                              4,600       84,813
  Kimberly-Clark Corp.                                     1,134       55,920
+ Kirby Corporation                                        3,600       69,525
+ Knoll, Inc.                                              1,200       38,550
  Koger Equity Inc.                                        2,000       43,875
  Kuhlman Corporation                                      2,100       82,163
  Kulicke and Soffa Industries, Inc.                       2,400       44,700
+ LCA-Vision Inc. (New Shares)                             1,543        1,736
+ LHS Group Inc.                                           1,000       59,750
  LNR Property Corp.                                       2,500       59,062
  LTC Properties, Inc.                                     7,100      147,325
  Laboratory Corp. of America Holdings                     6,600       11,138
+ Lamar Advertising Co.                                    1,500       59,625
  Landry's Seafood Restaurants, Inc.                       3,000       72,000
  Lands' End, Inc.                                         1,700       59,606
  Landstar System, Inc.                                    2,200       58,025
+ Learning Company, Inc. (The)                             3,500       56,219
+ Learning Tree International Inc.                         1,100       31,763
  Legato Systems, Inc.                                     1,800       79,200
  Legg Mason, Inc.                                         4,066      227,442
  Lennar Corporation                                       2,500       53,906
  Level One Communications, Inc.                           2,150       60,738
  Libbey, Inc.                                             2,100       79,538
  Liberty Property Trust                                   2,200       62,837
  Life Re Corp.                                            1,000       65,187
  Life Technologies, Inc.                                  1,100       36,575
+ Ligand Pharmaceuticals                                   2,900       37,337
  Lilly Industries, Inc. (Class A)                         4,300       88,687
  Lincoln Electric Company                                 2,800      100,800
  Lindsay Manufacturing Co.                                1,500       65,062
+ Linens `N Things                                         1,500       65,437
  Liposome Company, Inc.                                   3,000       13,875
+ Littelfuse, Inc.                                         3,000       74,625
+ Lo-jack Corp.                                            2,300       33,925
  Lomak Petroleum, Inc.                                    2,300       37,375
+ Lone Star Industries, Inc.                               1,700       90,312
+ Lone Star Steakhouse & Saloon, Inc.                      3,400       59,500
+ Lone Star Technologies, Inc.                             2,100       59,587
  Long Island Bancorp, Inc.                                2,500      124,062
  Longs Drug Stores Corp.                                  3,100       99,587
  Longview Fibre Company                                   5,200       78,975
  Luby's Cafeterias, Inc.                                  3,300       57,956
+ Micro Warehouse Inc.                                     3,300       45,994
+ Microage Inc.                                            1,900       28,619
  Micros Systems, Inc.                                     1,100       49,500
  Microtouch Systems Inc.                                  1,100       17,325
  Mid Am, Inc.                                             3,970      102,227
  Mid-America Apartment Communities, Inc.                    900       25,706
  Mid Atlantic Medical Services, Inc.                      4,300       54,825
+ Midwest Express Holdings Inc.                            1,400       54,337
+ Millennium Pharmaceuticals Inc.                          2,900       55,100
+ Miller Industries Inc.                                   3,400       36,550
  Mills Corp.                                              1,500       36,750
  Minerals Technologies, Inc.                              2,500      113,594
  Minnesota Power & Light Company                          3,300      143,756
+ Miravant Medical Technologies                              600       24,000
  Mississippi Chemical Corporation                         4,200       76,650
  Mobile Telecommunication Technologies Corp.              4,500       99,000
  Modine Manufacturing Company                             2,500       85,312
+ Mohawk Industries, Inc.                                  3,750       82,266
+ Moneygram Payment Systems Inc.                           2,000       21,500
  Morgan Keegan, Inc.                                      4,050      102,516
+ Motivepower Industries Inc.                              2,100       48,825
+ Mueller Industries, Inc.                                 2,000      118,000
+ Mycogen Corp.                                            2,800       52,500
+ Myriad Genetics, Inc.                                    1,100       26,675
+ NABI, Inc.                                               3,100       10,559
  NACCO Industries, Inc. (Class A)                           700       75,031
  NAC Re Corp.                                             1,500       73,219
+ NBTY, Inc.                                               2,400       80,100
+ NCS Healthcare, Inc. (Class A)                           2,100       55,387
+ NFO Worldwide, Inc.                                      2,600       54,437
+ NL Industries, Inc. (New Shares)                         2,500       34,062
+ NTL Inc.                                                 2,900       80,837
  Nash-Finch Company                                       3,900       74,100
  National Computer System, Inc.                           1,900       66,975
+ National Instruments Corp.                               1,800       52,200
+ National Media Corp.                                     2,000        6,500
+ National Oil Well Inc.                                   4,000      136,750
+ National Semiconductor Corporation                       1,567       40,644
+ National Steel Corp.                                     2,000       23,125
+ National Surgery Centers, Inc.                           1,700       44,625
  Nationwide Health Properties, Inc.                       3,700       94,350
+ Natural Microsystems Corp.                               1,200       55,800
  Lukens Inc.                                              1,500       42,844
+ Lycos Inc.                                               1,400       57,925
+ Lydall, Inc.                                             3,100       60,450
  MAF Bancorp, Inc.                                        2,050       72,519
+ MAXXAM Group, Inc.                                         500       21,812
  MDU Resources Group, Inc.                                3,600      113,850
  MMI Companies Inc.                                       1,600       40,200
+ MRV Communications Inc.                                  2,000       47,750
  Mac Frugals Bargains Close-Outs, Inc.                    2,700      111,037
+ MacDermid, Inc.                                            700       59,412
  Macerich Company (The)                                   1,900       54,150
+ Macromedia Inc.                                          3,100       25,769
  Madison Gas & Electric Company                           3,000       69,000
  Magellan Health Services, Inc.                           2,900       62,350
  Magna Group, Inc.                                        4,100      187,575
  Magnetek, Inc.                                           2,400       46,800
+ Mail-Well Holdings Inc.                                  1,500       60,750
  Manitowoc Company, Inc. (The)                            1,750       56,875
  Manufactured Home Communities, Inc.                      1,600       43,200
+ Manugistics Group, Inc.                                  1,700       75,862
  Marcus Corporation (The)                                 5,250       96,797
  Marine Drilling Companies, Inc.                          5,100      105,825
+ Mariner Health Group, Inc.                               3,200       52,000
+ Marquette Medical Systems, Inc.                          2,000       53,250
+ Marshall Industries                                      2,700       81,000
+ Martek Biosciences Corporation                           1,200        9,900
  Mascotech, Inc.                                          2,700       49,612
  Mastec, Inc.                                               800       18,300
  Material Sciences Corporation                            2,500       30,469
  Matthews International Corporation                       1,900       83,600
+ Maverick Tube Corp.                                        900       22,781
+ Maxicare Health Plans, Inc.                              2,200       23,925
  McClatchy Newspapers, Inc. (Class A)                     2,400       65,250
  McDonald's & Company Investments                         2,400       68,100
+ McLeodUSA Inc.                                           4,300      137,600
+ Medaphis Corp.                                           6,400       41,600
  Medical Assurance, Inc.                                  2,200       61,875
+ Medicis Pharmaceutical Corp.                             1,300       66,462
  Medimmune, Inc.                                          2,600      111,475
+ MedPartners, Inc.                                        1,062       23,762
  Medusa Corporation                                       2,100       87,806
  Men's Wearhouse, Inc. (The)                              1,900       66,025
  Mentor Corporation                                       2,800      102,200
+ Mentor Graphics Corporation                              6,000       58,125
+ Mercury Interactive Corp.                                1,800       48,150
  Merrill Corporation                                      1,400       32,550
  Methode Electronics, Inc. (Class A)                      4,100       66,625
+ Metromail Corporation                                    1,600       28,600
  Metromedia International Group, Inc.                     3,900       37,050
+ Michaels Stores, Inc.                                    2,200       64,350
+ Micrel Inc.                                              1,300       36,400
  Natures Sunshine Products, Inc.                          2,100       54,600
+ Nautica Enterprises, Inc.                                3,800       88,350
+ NeoPath, Inc.                                            1,400       18,200
+ Neoprobe Corp.                                           2,400       14,400
+ Network Appliance, Inc.                                  3,000      106,500
+ Network Equipment Technologies, Inc.                     3,100       45,337
+ Networks Associates, Inc.                                2,083      109,748
+ Neurex Corporation                                       1,900       26,362
+ Neurogen Corporation                                     1,300       17,550
+ Neuromedical Systems, Inc.                               5,000       14,062
  Nevada Power Company                                     4,900      130,156
  New England Business Service, Inc.                       2,100       70,875
  New York Bancorp Inc.                                    1,666       66,119
  Newfield Exploration Co.                                 4,100       95,581
+ Newpark Resources, Inc.                                  6,200      108,500
  Newport News Shipbuilding Inc.                           4,000      101,750
  News Corporation Limited (The) (ADR)*                    4,285       85,164
+ Nexstar Pharmaceuticals, Inc.                            2,600       29,575
  Nordson Corporation                                      1,600       72,400
  Norrell Corp.                                            1,700       33,787
+ North Face Inc.                                          1,500       33,000
  Northrop Grumman Corporation                               677       77,855
  Northwestern Public Service Company                      4,200       96,600
  Nova Corporation                                         2,200       55,000
+ NovaCare, Inc.                                           6,100       79,681
+ Nu Skin Asia Pacific Inc. (Class A)                      1,600       29,200
+ Nuevo Energy Co.                                         1,900       77,425
  OEA, Inc.                                                1,900       54,981
  O M Group Inc.                                           3,600      131,850
+ OMI Corp.                                                5,300       48,694
  ONBANCorp Inc.                                           2,100      148,050
  ONEOK, Inc.                                              2,700      109,012
+ Oak Industries, Inc.                                     3,200       95,000
+ Oak Technology, Inc.                                     3,800       24,700
  Oakwood Homes Corporation                                5,000      165,937
  Oasis Residential, Inc.                                  8,000      178,500
+ Object Design Inc.                                       2,400       20,100
+ Ocean Energy, Inc.                                       1,200       59,175
+ Oceaneering International, Inc.                          3,100       61,225
  Ocwen Asset Investment Corp.                             1,200       24,600
+ Ocwen Financial Corporation                              2,800       71,225
+ Offshore Logistics, Inc.                                 3,600       76,950
  Ogden Corporation                                        4,600      129,662
  Old National Bancorp                                     2,700      130,612
  Omega Healthcare Investors, Inc.                         1,600       61,800
  Omnipoint Corporation                                    2,600       60,450
  Omniquip International Inc.                              1,900       37,881
  One Valley Bancorp, Inc.                                 2,450       94,937
+ Orbital Sciences Corp.                                   3,800      113,050
+ Oregon Metallurgical Corporation                         1,700       56,737
  Oregon Steel Mills, Inc.                                 2,900       61,806
+ Organogenesis, Inc.                                      2,593       68,390


                                    16 & 17

                           Merrill Lynch Small Cap Index Fund, December 31, 1997

  Merrill Lynch Small Cap Index Series (continued)
------------------------------------------------------------------------------
                                                          Shares       Value
  Issue                                                     Held     (Note 1a)
==============================================================================
  COMMON STOCKS
  (continued)

  Oriental Financial Group Inc.                            1,425     $ 42,127
  Orion Capital Corporation                                4,100      190,394
+ Orthodontic Center                                       4,800       79,800
  Otter Tail Power Company                                 1,700       64,387
+ Outdoor Systems, Inc.                                    2,100       80,587
  Overseas Shipholding Group, Inc.                         3,600       78,525
  Owens & Minor, Inc.                                      4,700       68,150
+ Oxigene Inc.                                               700       12,425
+ P-COM, Inc.                                              4,400       75,900
+ PFF Bancorp, Inc.                                        2,100       41,737
  P.H. Glatfelter Company                                  2,400       44,700
+ PHP Healthcare Corp.                                     1,000       15,062
+ PMC-Sierra, Inc.                                         4,100      127,100
+ PMT Services, Inc.                                       4,200       58,275
+ PRI Automation, Inc.                                     1,200       34,650
+ PSINet, Inc.                                             2,800       14,350
+ Pacific Gateway Exchange Inc.                            1,400       75,337
+ Pacific Sunwear of California                            1,500       44,344
+ PageMart Wireless, Inc. (Class A)                        2,900       22,837
+ Paging Network, Inc.                                     9,200       98,900
+ Palm Harbor Homes, Inc.                                  1,325       37,431
+ Panavision Inc.                                          2,500       64,531
+ Papa John's International, Inc.                          2,100       73,237
+ Paragon Health Network, Inc.                             3,048       59,626
+ Paragon Trade Brands, Inc.                               2,100       27,037
+ Parexel International Corporation                        2,100       77,700
  Park Electrochemical Corporation                         2,100       59,587
+ Parker Drilling Company                                  6,800       82,875
+ PathoGenesis Corp.                                       1,600       59,400
  Patriot American Hospitality, Inc.                       2,399       69,121
+ Patterson Dental Co.                                     2,000       90,500
+ Patterson Energy, Inc.                                   1,200       46,425
+ Paxar Corporation                                        4,625       68,508
+ Pediatrix Medical Group Inc.                             1,800       76,950
  Penncorp Financial Group, Inc.                           2,600       92,787
  Peoples Heritage Financial Group, Inc.                   2,500      115,000
+ Perceptron, Inc.                                           900       19,462
+ Periphonics Corporation                                  1,900       16,625
+ Perrigo Co.                                              6,400       85,600
+ Personnel Group of America, Inc.                         1,500       49,500
+ Petco Animal Supplies, Inc.                              2,100       50,400
+ Pharmaceutical Product Development, Inc.                 2,100       32,287
  Quick & Reilly Group, Inc.                               1,800       77,400
+ Quick Response Services, Inc.                            1,000       37,000
+ RCN Corporation                                          1,200       41,100
+ REMEC, Inc.                                              1,400       31,500
  RFS Hotel Investors, Inc.                                2,200       43,862
+ RMI Titanium Co.                                         1,500       30,000
+ RadiSys Corporation                                        800       29,800
+ Rainforest Cafe, Inc.                                    1,500       49,500
+ Ralcorp Holdings Inc.                                    3,500       59,281
+ Rambus Inc.                                              1,300       59,475
+ Rational Software Corporation                            7,500       85,312
  Raymond James Financial, Inc.                            3,400      134,937
+ Read-Rite Corp.                                          4,700       74,025
  Realty Income, Corp.                                     2,300       58,506
+ Reckson Associates Realty Corp.                          2,000       50,750
+ Red Roof Inns, Inc.                                      4,000       61,250
  Redwood Trust, Inc.                                      1,000       20,375
  Regal-Beloit Corp.                                       2,500       73,906
  Regency Realty Corp.                                     1,300       35,994
+ Regeneron Pharmaceuticals, Inc.                          2,100       17,981
  Regis Corporation                                        1,900       47,737
+ Registry Resources, Inc.                                   900       41,287
  Reinsurance Group of America                             2,800      119,175
  Reliance Steel & Aluminum Co.                            1,450       43,137
  ReliaStar Financial Corporation                          1,326       54,615
+ Remedy Corp.                                             2,100       44,100
+ Renal Care Group, Inc.                                   3,200      102,400
+ Renal Treatment Centers, Inc.                            3,200      115,600
+ Renters Choice, Inc.                                     1,800       36,900
+ Respironics, Inc.                                        2,500       55,937
+ Rexall Sundown, Inc.                                     3,000       90,562
  Richfood Holdings Inc. (Class A)                         5,000      141,250
  Riggs National Corporation                               7,000      188,125
+ Rio Hotel & Casino, Inc.                                 2,200       46,200
+ Risk Capital Holdings, Inc.                              2,300       51,175
+ Robert Mondavi (Class A)                                   900       43,875
+ Roberts Pharmaceutical Corporation                       4,300       41,119
+ Robotic Visions Systems, Inc.                            2,100       24,150
  Rochester Gas and Electric Corporation                   3,900      132,600
  Rock-Tenn Co. (Class A)                                  3,700       75,850
  Rollins, Inc.                                            2,700       54,844
  Rollins Truck Leasing Corp.                              5,400       96,525
+ Romac International, Inc.                                2,000       48,875
+ PharMerica, Inc.                                         2,000       20,750
+ Philip Services Corp.                                    4,004       57,557
  Phillips-Van Heusen Corp.                                4,200       59,850
  Phoenix Duff & Phelps Corp.                              6,300       50,400
  Phoenix Technologies Ltd.                                2,200       26,675
  Photronics, Inc.                                         1,800       43,650
+ Physician Sales & Service                                3,600       77,400
+ Physicians Resource Group, Inc.                          3,400       14,875
+ Physio-Control International Corp.                       2,100       33,337
+ Picturetel Corp.                                         4,500       29,250
  Piedmont Natural Gas Company, Inc.                       3,500      125,781
  Pier 1 Imports, Inc.                                     7,700      174,212
  Pioneer Group, Inc.                                      2,300       64,687
  Pioneer Natural Resources Company                          742       21,472
  Pioneer Standard Electronics                             3,900       59,475
  Piper Jaffray Companies, Inc.                            2,300       83,806
  Pittston Minerals Group                                  3,100       81,375
+ Plantronics, Inc.                                        1,600       64,000
+ Platinum Technology, Inc.                                6,100      172,325
+ Playboy Enterprises, Inc. (Class B)                      2,600       40,787
+ Playtex Products, Inc.                                   3,300       33,825
+ Plexus Corporation                                       2,200       32,725
  Polaris Industries, Inc.                                 2,600       79,462
+ Policy Management Systems Corporation                    1,600      111,300
+ Polymer Group, Inc.                                      3,700       35,150
+ Pool Energy Services Co.                                 2,400       53,400
  Post Properties, Inc.                                      615       24,984
+ Powertel, Inc.                                           1,300       21,775
+ Premier Parks Inc.                                       1,200       48,600
+ Premiere Technologies, Inc.                              2,100       58,012
+ Premisys Communications, Inc.                            2,400       62,700
+ Prepaid Legal Services, Inc.                             2,400       82,050
  Presidential Life Corporation                            1,800       36,450
  Price Enterprises, Inc.                                  8,000      146,000
+ PriceSmart, Inc.                                           275        4,709
+ Pride Petroleum Services, Inc.                           4,400      111,100
+ Primark Corp.                                            4,000      162,750
+ Prime Hospitality Corp.                                  4,700       95,762
+ Proffitt Systems, Inc.                                   5,400      153,562
+ Progress Software Corporation                            2,200       47,575
+ Protein Design Labs, Inc.                                1,900       76,000
  Provident Bankshares Corp.                               1,130       72,179
+ Proxim, Inc.                                             1,200       13,575
  Public Service Company of New Mexico                     5,400      127,912
  Pulitzer Publishing Company                              1,300       81,656
  Pulte Corp.                                                700       29,269
  Quaker State Corporation                                 4,000       57,000
+ Quality Food Centers, Inc.                               1,500      100,500
  Quanex Corporation                                       2,000       56,250
  Queens County Bancorp, Inc.                              1,500       60,750
+ Quest Diagnostics Incorporated                           3,100       52,312
  Roper Industries Inc.                                    3,300       93,225
  Roslyn Bancorp, Inc.                                     4,500      104,625
+ Ruby Tuesday, Inc.                                       2,600       66,950
+ Rural/Metro Corp.                                        2,000       66,750
+ Ryan's Family Steak House, Inc.                          8,100       69,356
  Ryland Group, Inc. (The)                                 3,700       87,412
+ S3 Inc.                                                  6,100       30,500
  S&T Bancorp Inc.                                         1,700       73,525
  SCPIE Holdings Inc.                                      1,600       46,300
+ SEACOR SMIT, Inc.                                        1,500       90,375
  SEI Corporation                                          1,900       79,800
  SEMCO Energy, Inc.                                       3,055       55,372
+ SFX Broadcasting, Inc. (Class A)                         1,100       88,275
+ SMART Modular Technologies, Inc.                         3,400       78,200
+ SPS Technologies, Inc.                                   1,700       74,162
  SPX Corp.                                                1,700      117,300
+ Sabratek Corporation                                     1,000       28,750
+ Sabre Group Holdings Inc.                                2,700       77,962
+ Safeguard Scientifics, Inc.                              2,700       84,712
+ Safeskin Corp.                                           1,800      102,150
  Safety-Kleen Corp.                                       5,200      142,675
+ Samsonite Corp.                                          1,800       56,925
+ SanDisk Corporation                                      2,600       52,812
+ SangStat Medical Corp.                                   1,600       64,800
+ Sanmina Corp.                                            1,700      115,175
  Saul Centers, Inc.                                       7,500      136,406
+ Sawtek Inc.                                                800       21,100
+ Scholastic Corp.                                         1,200       45,000
  Schulman (A.), Inc.                                      3,900       97,987
  Schweitzer-Mauduit International, Inc.                   2,700      100,575
+ Scientific Games Holdings Corp.                          1,100       22,275
+ Scios Inc.                                               4,400       44,000
+ Scopus Technology, Inc.                                  2,100       25,200
  Scotsman Industries, Inc.                                2,300       56,206
+ Scotts Co. (The)                                         3,300       99,825
+ Seitel, Inc.                                             2,600       44,525
  Selective Insurance Group, Inc.                          3,400       91,800
+ Sepracor, Inc.                                           2,800      112,175
+ Sequa Corporation (Class A)                                700       45,544
+ Sequent Computer Systems, Inc.                           3,900       78,000
+ Sequus Pharmaceuticals, Inc.                             5,500       40,906
+ Serologicals Corporation                                 1,800       46,800
+ Service Merchandise Company, Inc.                        8,200       17,425
+ Shiva Corporation                                        2,600       22,262
+ Shoney's, Inc.                                           4,500       14,344
+ ShopKo Stores, Inc.                                      2,200       47,850
+ Showbiz Pizza Time, Inc.                                 2,900       66,700
  Showboat, Inc.                                           2,500       73,437
+ Siebel Systems, Inc.                                     2,100       87,806
+ Sierra Health Services, Inc.                             2,200       73,975
  Sierra Pacific Resources                                 3,900      146,250
  Sigcorp, Inc.                                            3,200       94,000


                                    18 & 19

                           Merrill Lynch Small Cap Index Fund, December 31, 1997

  Merrill Lynch Small Cap Index Series (continued)
------------------------------------------------------------------------------
                                                          Shares       Value
  Issue                                                     Held     (Note 1a)
==============================================================================
  COMMON STOCKS
  (continued)

  Silgan Holdings, Inc.                                    2,000     $ 65,000
+ Silicon Valley Bancshares                                1,000       56,250
+ Silicon Valley Group, Inc.                               2,900       65,612
+ Siliconix Inc.                                           1,300       55,900
+ Sinclair Broadcast Group, Inc. (Class A)                 1,000       46,625
+ Sitel Corporation                                        4,700       42,887
  Smith (A.O.) Corp.                                       1,800       76,050
  Smith (Charles E) Residential Realty, Inc.               1,900       67,450
+ Smithfield Foods, Inc.                                   2,700       89,100
  Smucker J.M. Company (The) (Class A)                     3,100       73,237
+ Snyder Communications, Inc.                              1,900       69,350
  Snyder Oil Corp.                                         5,900      107,675
+ Sola International, Inc.                                 2,900       94,250
+ Sonic Corp.                                              1,600       45,000
  Sothebys Holdings, Inc.                                  4,400       81,400
+ Source Services Corporation                              2,400       51,900
  Southdown, Inc.                                          2,000      118,000
  Southwestern Energy Company                              5,600       72,100
  Sovereign Bancorp, Inc.                                 10,100      209,575
+ Spacelabs Medical, Inc.                                  2,400       45,600
+ Spectrian Corporation                                    1,000       19,250
+ SpeedFam International, Inc.                             1,600       42,400
+ Spine-Tech, Inc.                                         1,000       51,437
+ Splash Technology Holdings, Inc.                         1,400       31,500
+ Sports Authority, Inc. (The)                             3,900       57,525
  Springs Industries, Inc. (Class A)                       1,400       72,800
  St. John Knits, Inc.                                     2,400       96,000
  St. Mary Land & Exploration Company                      1,900       66,500
  St. Paul Bancorp Inc.                                    3,200       84,000
+ StaffMark, Inc.                                          1,700       53,762
+ Stage Stores, Inc.                                       2,400       89,700
  Standard Pacific Corp.                                   2,000       31,500
  Standard Products Company (The)                          2,200       56,375
+ Stanford Telecommunications, Inc.                        1,100       18,631
  Stanhome, Inc.                                           2,000       51,375
+ Steel Dynamics, Inc.                                     2,800       44,800
  Stewart & Stevenson Services, Inc.                       3,100       79,050
+ Stillwater Mining Co.                                    2,200       36,850
  Stone & Webster, Inc.                                      800       37,500
  Storage Realty Trust Inc.                                4,000      105,250
  Storage USA, Inc.                                        2,600      103,837
+ Stratus Computer, Inc.                                   2,700      102,094
+ Timberland Company (Class A)                               600       34,837
+ Titan Exploration, Inc.                                  3,100       29,450
+ Titanium Metals Corporation                              1,800       51,975
+ Toll Brothers, Inc.                                      3,300       88,275
+ Tom Brown, Inc.                                          3,000       57,750
  Toro Company (The)                                       1,900       80,987
+ Total Renal Care Holdings, Inc.                          4,000      110,000
+ Tower Automotive, Inc.                                   1,600       67,300
+ Toy Biz, Inc.                                            1,500       11,625
+ Tracor, Inc.                                             2,000       60,750
  Trans Financial, Inc.                                    2,100       81,637
+ Trans World Airlines, Inc.                               5,200       52,650
+ Transition Systems, Inc.                                 2,200       48,675
+ Transkaryotic Therapies, Inc.                            2,000       70,250
+ TransMontaigne Oil Company                               2,900       43,500
  Trenwick Group, Inc.                                     1,450       54,556
+ Triad Guaranty, Inc.                                     1,600       46,400
+ Triangle Pacific                                         2,500       84,687
+ Triangle Pharmaceuticals, Inc.                           1,100       16,087
+ Triarc Companies, Inc. (Class A)                         3,300       89,925
+ Trico Marine Services, Inc.                              1,700       49,937
+ Trigon Healthcare, Inc.                                  4,400      114,950
+ Trimble Navigation Ltd.                                  2,800       61,075
  Trinet Corporate Realty Trust, Inc.                      1,100       42,556
+ TriQuint Semiconductor, Inc.                               900       18,225
+ Triumph Group, Inc.                                      1,500       49,875
  True North Communications, Inc.                          3,100       76,725
+ Trump Hotels & Casino Resorts, Inc.                      2,700       18,056
  Trust Company of New Jersey (The)                        2,900       72,500
  TrustCo Bank Corp. N.Y.                                  3,680      100,280
  Trustmark Corporation                                    3,100      143,375
+ Tuboscope Vetco International Corp.                      5,700      137,156
+ Tucson Electric Power Co.                                3,600       65,250
+ Twinlab Corporation                                      2,100       51,975
  UGI Corp. (New Shares)                                   3,400       99,662
  UMB Financial Corp.                                      1,365       74,392
  USBancorp, Inc.                                            800       58,400
+ USCS International, Inc.                                 2,200       37,400
  US Freightways Corp.                                     3,000       97,500
  UST Corporation                                          2,600       72,150
+ U.S. Bioscience Inc.                                     2,600       23,562
+ U.S. Home Corporation                                    1,600       62,800
+ U.S. Office Products Co.                                10,650      209,006
  Stride Rite Corp. (The)                                  5,900       70,800
+ Structural Dynamics Research Corp.                       3,300       74,250
  Sturm, Ruger & Company, Inc.                             2,800       51,625
+ Suiza Foods Corp.                                        1,400       83,387
  Summit Bancorp.                                          1,476       78,597
  Summit Properties, Inc.                                  1,600       33,800
+ Summit Technology, Inc.                                  5,400       24,469
+ Sun Healthcare Group, Inc.                               4,300       83,312
+ Sunburst Hospitality Corp.                               1,600       15,800
+ Sunglass Hut International, Inc.                         4,200       26,512
+ Sunrise Assisted Living, Inc.                              800       34,500
+ Sunrise Medical, Inc.                                    2,000       30,875
  Superior Industries International, Inc.                  2,600       69,712
+ Superior Services, Inc.                                  2,300       66,412
  Susquenhanna Bancshares, Inc.                            2,600       99,450
+ Swift Energy Company                                     1,870       39,387
+ Swift Transportation Co., Inc.                           1,900       61,512
+ Sykes Enterprises, Inc.                                  1,200       23,400
+ Sylvan Learning Systems, Inc.                            1,900       74,100
+ Symantec Corp.                                           6,100      133,819
+ Synetic, Inc.                                            1,900       69,350
+ Synopsys, Inc.                                           1,369       48,942
+ System Software Associates, Inc.                         4,300       37,625
+ Systems & Computer Technology Corp.                      1,700       84,362
+ TBC Corporation                                          4,500       43,031
  TCA Cable TV, Inc.                                       1,400       64,400
+ TCI Satellite Entertainment, Inc. (Class A)              4,800       33,000
  TETRA Tech, Inc.                                         2,750       55,000
  TETRA Technologies, Inc.                                 2,000       42,125
  TJ International, Inc.                                   2,900       70,687
  TNP Enterprises, Inc.                                    3,000       99,750
  TR Financial Corporation                                 2,100       69,825
  Talbots, Inc.                                            1,300       23,562
  Technitrol, Inc.                                         1,700       51,000
+ Technology Solutions Co.                                 1,950       51,431
  Tejas Gas Corp.                                          1,800      110,250
+ Tekelec                                                    800       24,400
  Tel-Save Holdings                                        4,400       87,450
  Telxon Corporation                                       2,300       54,912
  Tennant Co.                                              1,700       61,837
  Terra Industries, Inc.                                   4,000       52,250
  Tesoro Petroleum Corporation                             3,800       58,900
  Texaco Inc.                                              2,846      154,751
  Texas Industries, Inc.                                   2,200       99,000
  Texas Regional Bancshares, Inc. (Class A)                1,550       47,275
+ Theragenics Corporation                                  1,100       39,600
  TheraTech, Inc.                                          5,200       41,600
+ Thermo Cardiosystems Inc.                                1,800       48,150
+ ThermoLase Corporation                                   1,500       15,750
  Thomas Industries, Inc.                                  3,600       71,100
  Thornburg Mortgage Asset Corp.                           1,400       23,100
  U.S. Trust Corporation                                   3,700      231,712
+ Ultratech Stepper, Inc.                                  1,900       37,762
  Unifirst Corp.                                           2,700       75,769
  Union Planters Corporation                                 723       49,119
+ Uniphase Corp.                                           3,400      140,675
+ United Auto Group, Inc.                                  2,800       50,750
  United Bankshares, Inc.                                  1,700       81,175
  United Companies Financial Corporation                   2,200       34,100
  United Illuminating Company (The)                        2,600      119,437
+ United International Holdings Inc. (Class A)             3,700       42,550
  United States Satellite Broadcasting
    Company, Inc.                                          3,600       28,575
+ United Stationers, Inc.                                  1,000       48,125
+ United Video Satellite Group, Inc. (Class A)             1,300       37,375
+ Unitrode Corporation                                     3,000       64,500
  Universal Foods Corporation                              2,600      109,850
  Universal Outdoor, Inc.                                  1,800       93,600
  Urban Shopping Centers, Inc.                             1,100       38,362
+ VWR Scientific Products Corporation                      1,700       48,025
+ Vail Resorts, Inc.                                       3,100       80,406
+ Valence Technology, Inc.                                 5,000       25,312
  Valmont Industries, Inc.                                 3,800       74,100
+ Vanguard Cellular Systems, Inc. (Class A)                2,600       33,150
+ Vanstar Corporation                                      5,400       61,087
+ Vantive Corporation                                      1,700       42,925
+ Varco International, Inc.                                3,400       72,887
  Veeco Instruments Inc.                                     800       17,600
+ Veritas DGC Inc.                                         2,200       86,900
+ Veritas Software Corp.                                   2,250      114,750
+ Veritex Pharmaceuticals, Inc.                            3,200      105,600
  Vesta Insurance Group, Inc.                              1,400       83,125
+ Veterinary Centers of America, Inc.                      2,100       28,219
+ Viasoft, Inc.                                            1,900       80,275
+ Vical, Inc.                                              1,800       21,600
+ Vicor Corporation                                        3,900      105,787
+ Videoserver, Inc.                                        1,600       25,400
  Vintage Petroleum, Inc.                                  3,400       64,600
+ Visio Corp.                                              2,500       95,937
+ Vitalink Pharmacy Services, Inc.                         1,500       36,187
+ Vivus, Inc.                                              3,200       34,000
+ Volt Information Sciences, Inc.                            900       48,487
  WD-40 Company                                            2,500       72,500
+ WMS Industries, Inc.                                     2,400       50,700
  WPL Holdings, Inc.                                       3,300      109,312
  WPS Resources Corporation                                2,800       94,675
  Wabash National Corporation                              3,000       85,312
  Wachovia Corporation                                       875       70,984
  Wackenhut Corporation (Class A)                          1,300       30,144
+ Wackenhut Corrections Corporation                        1,200       32,250
  Walden Residential Properties, Inc.                      6,700      170,850
+ Wall Data Inc.                                           2,300       31,337
+ Walter Industries, Inc.                                  2,900       59,812


                                    20 & 21

                           Merrill Lynch Small Cap Index Fund, December 31, 1997

  Merrill Lynch Small Cap Index Series (continued)
------------------------------------------------------------------------------
                                                          Shares       Value
  Issue                                                     Held     (Note 1a)
==============================================================================
  COMMON STOCKS
  (continued)

+ Wang Laboratories, Inc.                                  3,800     $ 84,075
  Warnaco Group, Inc. (The) (Class A)                      1,069       33,546
  Washington Gas Light Company                             4,500      139,219
  Washington Real Estate Investment Trust                  2,700       45,225
  Washington Water Power Company (The)                     5,600      136,150
+ Waters Corp.                                             2,800      105,350
  Watsco, Inc.                                             1,800       44,437
  Watts Industries Inc. (Class A)                          2,400       67,950
  Wausau-Mosinee Paper Corporation                         3,200       64,400
  Webb (Del E.) Corporation                                1,600       41,600
  Webster Financial Corporation                            1,400       93,100
  Weeks Corp.                                              2,300       73,600
  Wellman, Inc.                                            2,800       54,600
  Werner Enterprises, Inc.                                 3,200       65,600
  Wesbanco, Inc.                                           2,200       66,000
  West America Bancorp.                                    1,400      143,150
+ West Marine, Inc.                                        1,200       26,850
+ Westell Technologies, Inc. (Class A)                     1,500       19,125
  Western Investment Real Estate Trust                     7,200       99,000
+ Western Wireless Corporation                             8,700      151,162
  Westinghouse Air Brake Company                           2,100       53,812
+ Westwood One, Inc.                                       2,900      107,662
+ Wet Seal, Inc. (The) (Class A)                           1,200       35,400
  Whitney Holding Corp.                                    2,200      125,400
+ Whittman-Hart, Inc.                                        800       27,400
+ Whole Foods Market, Inc.                                 2,600      132,925
  Wicor, Inc.                                              2,100       97,519
  Wiley (John) & Sons, Inc. (Class A)                      1,700       92,225
+ Williams-Sonoma, Inc.                                    2,200       92,125
+ Wilmar Industries Inc.                                   1,300       31,037
+ Wind River Systems, Inc.                                 2,200       87,312
  Windmere-Durable Holdings Inc.                           2,800       63,175
+ Winstar Communications, Inc.                             2,800       69,825
+ Wolverine Tube, Inc.                                     2,200       68,200
+ Wonderware Corporation                                   1,600       22,600
+ World Access, Inc.                                       1,900       45,362
+ World Color Press, Inc.                                  4,500      119,531
+ Wyman-Gordon Company                                     2,100       41,212
  Wynn's International, Inc.                               2,600       82,875
  X-Rite, Inc.                                             3,000       54,750
+ Xircom, Inc.                                             4,200       42,262
  Xtra Corporation                                         1,700       99,662
+ Xylan Corp.                                              3,200       48,400
+ Yahoo! Inc.                                              1,650      114,262
+ Yellow Corporation                                       2,900       72,681
+ Young Broadcasting Inc. (Class A)                        1,100       42,625
+ Zale Corporation                                         3,500       80,500
+ Zebra Technologies Corporation (Class A)                 2,200       65,450
+ Zenith Electronics Corporation                           2,700       14,681
  Zenith National Insurance Corp.                          1,600       41,200
  Zila, Inc.                                               3,000       17,812
+ Zilog, Inc.                                              2,200       41,937
+ Zitel Corporation                                        1,700       16,150
+ Zoltek Companies, Inc.                                   1,100       30,662
  Zurn Industries, Inc.                                    1,900       59,731
  Zygo Corp.                                               1,200       22,500
  ---------------------------------------------------------------------------
  Total Common Stocks (Cost--$75,752,189) -- 87.0%                 83,317,890
================================================================================
  SHORT-TERM       Face
  OBLIGATIONS     Amount                                Issue
================================================================================
  COMMERCIAL    $4,500,000  CIT Group Holdings, Inc. (The),
  PAPER**                     6.75% due 1/02/1998                   4,499,156
                 2,386,000  General Electric Capital Corp.,
                              6.75% due 1/02/1998                   2,385,553
                 4,500,000  General Motors Acceptance Corp.,
                              6.75% due 1/02/1998                   4,499,156
================================================================================
                Total Short-Term Obligations (Cost--$11,383,865)
                  -- 11.9%                                         11,383,865
================================================================================
                Total Investments (Cost--$87,136,054)
                  -- 98.9%                                         94,701,755
                Variation Margin on Financial Futures Contracts++
                  -- 0.1%                                              70,200
                Other Assets Less Liabilities -- 1.0%                 973,154
                Net Assets -- 100.0%                              $95,745,109
================================================================================

*    American Depositary Receipts (ADR).
** Commercial Paper is traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Series.
(a) Warrants entitle the Series to purchase a predetermined number of shares of common stock. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(b)  The rights may be exercised until 3/31/1999.
+    Non-income producing security.
++ Financial futures contracts purchased as of December 31, 1997 were as follows:

     -----------------------------------------------------------------
     Number of                       Expiration             Value
     Contracts       Issue              Date           (Notes 1a & 1b)
     -----------------------------------------------------------------
        54         Russell 2000      March 1998          $11,916,450
     -----------------------------------------------------------------
     (Total Contract Price -- $11,717,292)               $11,916,450
                                                         ===========
     -----------------------------------------------------------------

     See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
SMALL CAP
INDEX SERIES          As of December 31, 1997
==================================================================================================================
Assets:               Investments, at value (identified cost--$87,136,054) (Note 1a)..                $ 94,701,755
                      Cash on deposit for financial futures contracts (Note 1b).......                     351,000
                      Receivables:
                        Contributions................................................. $  1,141,603
                        Securities sold...............................................      107,647
                        Dividends.....................................................       88,795
                        Variation margin (Note 1b)....................................       70,200
                        Investment adviser (Note 2)...................................       16,544      1,424,789
                                                                                       ------------
                      Deferred organization expenses (Note 1e)........................                       5,540
                                                                                                      ------------
                      Total assets....................................................                  96,483,084
                                                                                                      ------------
==================================================================================================================
Liabilities:          Payables:
                        Withdrawals...................................................      387,959
                        Securities purchased..........................................      288,292        676,251
                                                                                       ------------
                      Accrued expenses and other liabilities..........................                      61,724
                                                                                                      ------------
                      Total liabilities ..............................................                     737,975
                                                                                                      ------------
==================================================================================================================
Net Assets:           Net assets......................................................                $ 95,745,109
                                                                                                      ============
==================================================================================================================
Net Assets            Partners' capital...............................................                $ 87,980,250
Consist of:           Unrealized appreciation on investments--net.....................                   7,764,859
                                                                                                      ------------
                      Net assets......................................................                $ 95,745,109
                                                                                                      ============
==================================================================================================================

                      See Notes to Financial Statements.


                                    22 & 23

                           Merrill Lynch Small Cap Index Fund, December 31, 1997

STATEMENT OF OPERATIONS

MERRILL LYNCH
SMALL CAP
INDEX SERIES          For the Period April 9, 1997+ to December 31, 1997
==================================================================================================================
Investment Income     Dividends.......................................................                $    571,104
(Note 1d):            Interest and discount earned....................................                     321,624
                                                                                                      ------------
                      Total income....................................................                     892,728
                                                                                                      ------------
==================================================================================================================
Expenses:             Custodian fees.................................................. $     45,748
                      Investment advisory fees (Note 2)...............................       36,425
                      Accounting services (Note 2)....................................       31,090
                      Pricing fees....................................................        9,445
                      Professional fees...............................................        5,081
                      Trustees' fees and expenses.....................................        2,203
                      Amortization of organization expenses (Note 1e).................          968
                                                                                       ------------
                      Total expenses before reimbursement.............................      130,960
                                                                                       ------------
                      Reimbursement of expenses (Note 2)..............................      (47,367)
                                                                                       ------------
                      Total expenses after reimbursement..............................                      83,593
                                                                                                      ------------
                      Investment income--net..........................................                     809,135
                                                                                                      ------------
==================================================================================================================
Realized &            Realized gain from investments--net.............................                   1,553,214
Unrealized Gain       Unrealized appreciation on investments--net.....................                   7,764,859
On Investments--Net                                                                                   ------------
(Notes 1b, 1d & 3):   Net Increase in Net Assets Resulting from Operations............                $ 10,127,208
                                                                                                      ============
==================================================================================================================

                      + Commencement of operations.

                        See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                                      For the Period
SMALL CAP                                                                                        April 9, 1997+ to
INDEX SERIES          Increase (Decrease) in Net Assets:                                         December 31, 1997
==================================================================================================================
Operations:           Investment income--net..........................................                $    809,135
                      Realized gain on investments--net...............................                   1,553,214
                      Unrealized appreciation on investments--net.....................                   7,764,859
                                                                                                      ------------
                      Net increase in net assets resulting from operations............                  10,127,208
                                                                                                      ------------
==================================================================================================================
Net Capital           Increase in net assets derived from net capital contributions...                  85,617,901
Contributions:                                                                                        ------------
==================================================================================================================
Net Assets:           Total increase in net assets....................................                  95,745,109
                      Beginning of period.............................................                          --
                                                                                                      ------------
                      End of period*..................................................                $ 95,745,109
                                                                                                      ============
==================================================================================================================
                     *Undistributed investment income--net............................                $    809,135
                                                                                                      ============
==================================================================================================================

                     +Commencement of operations.

                      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

MERRILL LYNCH                                                                                      For the Period
SMALL CAP             The following ratios have been derived from                                April 9, 1997+ to
INDEX SERIES          information provided in the financial statements.                          December 31, 1997
==================================================================================================================
Ratios to Average     Expenses, net of reimbursement..................................                         .18%*
                                                                                                         =========
Net Assets:           Expenses........................................................                         .29%*
                                                                                                         =========
                      Investment income--net..........................................                        1.78%*
                                                                                                         =========
==================================================================================================================
Supplemental          Net assets, end of period (in thousands)........................                   $  95,745
Data:                                                                                                    =========
                      Portfolio turnover..............................................                       16.45%
                                                                                                         =========
                      Average commission rate paid....................................                   $   .0237
                                                                                                         =========
==================================================================================================================

                     *Annualized.
                     +Commencement of operations.
                      See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
SMALL CAP
INDEX SERIES

1. Significant Accounting Policies:

Merrill Lynch Small Cap Index Series (the "Series") is part of Merrill Lynch Index Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments--Portfolio securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities which are traded both on the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last asked price. Options purchased are valued at the last sale price in the case of exchange-traded options, or in the case of options traded in the over-the-counter market, the last bid price. Other investments, including futures contracts and related options, are stated at market value. Short-term securities

                                    24 & 25

                           Merrill Lynch Small Cap Index Fund, December 31, 1997

NOTES TO FINANCIAL STATEMENTS (concluded)

MERRILL LYNCH
SMALL CAP
INDEX SERIES

are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Series may engage in various portfolio investment techniques to provide liquidity, or in connection with the Series' arbitrage strategies. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Series may purchase or sell stock index futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes--The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Deferred organization expenses--Deferred organization expenses are charged to expense on a straight-line basis over a five-year period.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Series has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

MLAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of 0.08% of the average daily value of the Series' net assets. For the period April 9, 1997 to December 31, 1997, MLAM earned fees of $36,425, all of which were voluntarily waived. MLAM also reimbursed the Series for additional expenses of $10,942.

Accounting services are provided to the Series by MLAM at cost.

Certain officers and/or trustees of the Series are officers and/or directors of MLAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the period April 9, 1997 to December 31, 1997 were $83,077,981 and $8,333,748, respectively. Net realized and unrealized gains (losses) as of December 31, 1997 were as follows:

                                                   Realized          Unrealized
                                                 Gains (Losses)         Gains
--------------------------------------------------------------------------------
Long-term investments..................           $   1,005,756     $  7,565,701
Options purchased......................              (6,669,500)              --
Options written........................               6,684,215               --
Financial futures contracts............                 532,743          199,158
                                                  -------------     ------------
Total..................................           $   1,553,214     $  7,764,859
                                                  =============     ============
--------------------------------------------------------------------------------

As of December 31, 1997, net unrealized appreciation for Federal income tax purposes aggregated $7,561,637, of which $12,291,868 related to appreciated securities and $4,730,231 related to depreciated securities. At December 31, 1997, the aggregate cost of investments for Federal income tax purposes was $87,140,118.

Transactions in options written for the period ended December 31, 1997 were as follows:

--------------------------------------------------------------------------------
                                                Nominal Value
Call Options                                    Covered by Call       Premiums
Written                                         Options Written       Received
--------------------------------------------------------------------------------
Outstanding call options written,
beginning of period....................                     --               --
Options written........................                100,000     $  4,949,585
Options closed.........................               (100,000)      (4,949,585)
                                                 -------------     ------------
Outstanding call options written,
end of period..........................                     --     $         --
                                                 =============     ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                Nominal Value
Put Options                                     Covered by Call       Premiums
Written                                         Options Written       Received
--------------------------------------------------------------------------------
Outstanding put options written,
beginning of period....................                     --               --
Options written........................                100,000     $  3,599,630
Options expired........................               (100,000)      (3,599,630)
                                                 -------------     ------------
Outstanding put options written,
end of period..........................                     --     $         --
                                                 =============     ============
--------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Investors of
Merrill Lynch Index Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch Small Cap Index Series (one of the series constituting Merrill Lynch Index Trust) as of December 31, 1997, the related statements of operations and changes in net assets, and the financial highlights for the period April 9, 1997 (commencement of operations) to December 31, 1997. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Small Cap Index Series of the Merrill Lynch Index Trust as of December 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the period April 9, 1997 to December 31, 1997 in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
February 18, 1998


                                     26 & 27

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.


Merrill Lynch
Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011                                                        Index 3--12/97


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